As filed with the Securities and Exchange Commission on February 26 ,1999


                                                  1933 Act File No. 33-61314
                                                  1940 Act File No. 811-7654


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           SECURITIES ACT OF 1933 [x]
                       POST-EFFECTIVE AMENDMENT NO. 7 [x]
                                     and/or
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 8 [x]

                    The Wright Managed Blue Chip Series Trust
              ----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 24 Federal Street, Boston, Massachusetts 02110
          -----------------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-482-8260
                       ----------------------------------
                         (Registrant's Telephone Number)

                                 Alan R. Dynner
                 24 Federal Street, Boston, Massachusetts 02110
              ------------------------------------------------------
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately  upon filing  pursuant to  paragraph  (b)
[x] On April 30, 1999 pursuant to paragraph  (a)(1)
[ ] On (date) pursuant to paragraph (b
[ ] 75 days after filing  pursuant to paragraph  (a)(2)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  WRIGHT
                  INVESTORS' SERVICE


                  THE WRIGHT MANAGED BLUE CHIP SERIES TRUST



                  PROSPECTUS




                  May 1, 1999



                  Wright Selected Blue Chip Equities Portfolio
                  Wright International Blue Chip Equities Portfolio





As with all mutual funds, the Securities and Exchange Commission has not determined whether the funds are a good investment or whether the information in this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of Contents
--------------------------------------------------------------------------------

                                                                   Page
The Wright Managed Blue Chip Series Trust:  Overview...............  3

Information About the Funds
         Wright Selected Blue Chip Equities Portfolio..............  5
         Wright International Blue Chip Equities Portfolio.........  6

Determining Share Price (NAV)......................................  9

Purchase and Redemption of Shares..................................  9

Dividends and Taxes................................................ 10

Managing the Funds................................................. 11

Financial Highlights
         Wright Selected Blue Chip Equities Portfolio.............. 00
         Wright International Blue Chip Equities Portfolio......... 00



How to Use this Prospectus:

Reading this prospectus will help you decide if investing in the Wright funds is right for you. Please keep this prospectus for future reference. Included in this prospectus are descriptions telling you about each fund's:

(Graphic -- ship's wheel)
OBJECTIVE: what the fund seeks to achieve.

(Graphic -- compass)
PRINCIPAL INVESTMENT STRATEGY: how the fund intends to achieve its objective and the strategies used by Wright Investors' Service, the funds' investment adviser.

(Graphic -- life preserver)
PRINCIPAL RISKS: the risks associated with the fund's primary investments.

(Graphic -- assorted nautical flags)
WHO MAY WANT TO INVEST:  decide if the fund is a suitable investment for you.

(Graphic -- ship's log)
PAST PERFORMANCE:the total return on your investment, including income from dividends and interest, and the increase or decrease in price over various periods.

THE WRIGHT MANAGED BLUE CHIP INVESTMENT SERIES:  OVERVIEW
-------------------------------------------------------------------------------

This prospectus offers funds that are available for purchase only by insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. You should read this prospectus together with the prospectus for those contracts.

WRIGHT INVESTORS' SERVICE, INC. AND THE APPROVED WRIGHT INVESTMENT LIST (AWIL)

Wright is a leading independent international investment management and advisory firm with more than 35 years experience. Wright manages about $4.5 billion of assets in portfolios of all sizes and styles as well as a family of mutual funds. The company developed WorldscopeR, one of the world's largest and most complete databases of financial information, which currently includes more than 19,000 corporations in 49 nations.

Using a bottom-up fundamental approach, Wright systematically identifies those companies in the WorldscopeR database that meet minimum standards of prudence and thus are suitable for consideration by fiduciary investors. These companies are then subjected to extensive analysis and evaluation to identify those which meet Wright's fundamental standards of investment quality. These standards focus on liquidity, financial strength, stability of profits and growth.

Only those companies meeting or exceeding these standards are eligible for selection by the Wright Investment Committee for inclusion on an AWIL. There are separate AWILs for U.S. companies, non-U.S. companies and small companies. Slightly different standards may apply to each list. For example, smaller companies may have a lower market capital requirement but a higher standard of profitability and growth. All the companies on the Lists are soundly financed "Blue Chips" with established records of earnings profitability and equity growth. All have established investment acceptance and active, liquid markets. Securities are selected from the various approved Lists to meet the objectives and strategies of each fund.

The investment process at Wright is directed and controlled by an investment committee of eight experienced analysts. The committee makes all decisions for the selection, purchase and sale of securities.

-----SIDE BAR TEXT-----
                          Fundamental Analysis

     The analysis of company financial statements to forecast future price movements using past records of assets, earnings, sales, products, management and markets. It differs from technical analysis which relies on price and volume movements of stocks and does not concern itself with financial statistics.


                      "Bottom-Up" Approach to Investing

     The analysis of company information before considering the impact of industry and economic trends. It differs from the "top-down" approach which looks first at the economy, then the industry and lastly the company.

-----END SIDE BAR TEXT-----

A WORD ABOUT RISK

Before you invest in any mutual fund, you should understand the risks involved. Two basic risks are prevalent in mutual fund investing:

     o market risk--when the price of a security falls, the value of the fund's investments may fall and you could lose money on your investment

     o management risk--the adviser's strategy may not produce the expected results, causing losses.

There are other risks specific to particular types of funds. These are described in this prospectus. The funds can not eliminate risk or assure achievement of their objectives. You may lose money if the risks are realized when you sell your shares.

WRIGHT SELECTED BLUE CHIP EQUITIES PORTFOLIO
--------------------------------------------------------------------------------
CUSIP:   98235A504

(Graphic -- ship's wheel)
OBJECTIVE
The fund seeks to provide long-term capital appreciation and, secondarily, current income.

(Graphic --compass)
PRINCIPAL INVESTMENT STRATEGIES
The fund invests in the equity securities of well-established quality companies on an AWIL. The focus is on individual stock selection instead of trying to predict which industries or sectors will perform best. Selections are limited to those companies whose current operations reflect defined, quantified characteristics which Wright believes are likely to provide comparatively superior total investment return.

     Wright considers recent valuations and price/earnings momentum when deciding which companies present the best value in terms of current price, and current and forecasted earnings. Selected companies may not currently pay dividends on their shares. The fund's investments are equally weighted. Capitalization (number of shares outstanding times the price of the shares) of companies is not a consideration. Companies can be either large or small. At the end of 1998, the fund's median market capitalization was that of a mid cap portfolio. Professional investment personnel characterize the fund as a growth fund with a value bias.

     Typically, the fund sells an individual security when its value exceeds 2 times its normal value position in the portfolio, the security no longer meets the standard of an AWIL, or it ceases to meet the investment criteria described above.

(Graphic -- life preserver)
PRINCIPAL RISKS
     In addition to normal market and management risks, fund performance will be adversely affected if:

     o Mid cap stocks fall out of favor with the market and returns trail the overall stock market
     o Selected  companies  remain undervalued.

     When the market is unfavorable, the fund's assets may be held in cash or invested in short-term obligations. Although the fund would do this to reduce losses, defensive investments may hurt the fund's efforts to achieve its investment objective.

(Graphic -- assorted nautical flags)
WHO MAY WANT TO INVEST
You may be interested in the fund if you are seeking an actively managed common stock investment for total investment return consisting of price appreciation plus income and intend to make a long-term investment commitment.

(Graphic -- ship's log)
PAST PERFORMANCE
The information on the next page shows the fund's performance for the life of the fund through December 31, 1998. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. Performance figures do not reflect expenses incurred from investing through an insurance company variable contract. Please refer to the contract prospectus for more information on expenses. As with all mutual funds, past performance does not guarantee future results.

The bar chart illustrates the risk of investing in the fund by showing how volatile the fund's performance has been for each full calendar year for the life of the fund.



Year-by-Year Total Return as of December 31
   40%
-------------------------------------------------------------------------------
   30%                                                    32.08%
-------------------------------------------------------------------------------
   20%                   26.25%            22.80%
-------------------------------------------------------------------------------
   10%
-------------------------------------------------------------------------------
    0%
-------------------------------------------------------------------------------
 (10)%  -6.19%                                                         -2.65%
-------------------------------------------------------------------------------
 (20)%
-------------------------------------------------------------------------------
          1994              1995              1996          1997         1998

Best quarter:16.57% (4th quarter 1998) Worst quarter: -20.93% (3rd quarter 1998)

The fund's average annual return is compared with the Standard & Poor's 400 Mid Cap Index (S&P 400). While the fund does not seek to match the returns of the S&P 400, this index is a good indicator of mid cap stock market performance. The S&P 400, unlike the fund, does not incur fees or charges.



Average Annual Returns as of December 31, 1998
                                                                Since Inception
                                 1 Year           5 Years           1/4/94
-------------------------------------------------------------------------------
Selected Blue Chip Portfolio     -2.65%                             13.37%
S&P Mid-Cap 400                  19.09%                              n/a

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES PORTFOLIO
--------------------------------------------------------------------------------
CUSIP:   98235A603


(Graphic -- ship's wheel)
OBJECTIVE
The fund seeks long-term capital appreciation.

(Graphic -- compass)
PRINCIPAL INVESTMENT STRATEGIES
The fund invests in the equity securities of well-established non-U.S. companies. The fund only invests in securities on the International Approved Wright Investment List (IAWIL). Wright focuses on individual stock selection instead of trying to predict which country or industry will perform best.

     Wright systematically reviews about 13,000 non-U.S. companies from 49 countries contained in Wright's Worldscope(R) database to identify those which meet minimum standards for consideration for fiduciary investment. These companies must have at least five years of audited records and show a record of profitability over the last three years.

     Wright selects well-established and profitable non-U.S. companies which have their principal business activities in at least three different countries. These companies can be of any size that qualifies for trading on the securities market of the country where the company is located, other foreign exchanges or for trading in the U.S. through American Depositary Receipts. Also, they may not currently pay dividends on their shares. At the end of 1998, the fund was over-weighted in the European countries and under-weighted in Japan and Pacific rim countries.

     Individual securities which no longer meet the standard for the IAWIL or Wright's investment criteria are sold.

(Graphic -- life preserver)
 PRINCIPAL RISKS
     In addition to market and management risks, the fund is subject to additional risks in connection with investing in foreign securities. These include:

    o currency risk (changes in foreign currency rates reducing the value of the fund's assets)
    o seizure, expropriation or  nationalization  of a company's assets
    o less  publicly  available  information
    o the impact of  political, social or diplomatic events.

The European countries have adopted the Euro as their common currency. Existing national currencies of these countries are sub-currencies of the Euro until July 1, 2002, when the old currencies disappear entirely. The introduction of the Euro presents some possible risks, which could adversely affect the value of securities held by the fund, as well as possible adverse tax consequences. There could be unpredictable effects on trade and commerce, resulting in increased volatility for all financial markets.

     When international security or currency markets are unfavorable, the fund's assets may be held in cash or invested in short-term obligations. Although the fund would do this to avoid losses, these measures may hurt the fund's efforts to achieve its investment objective.

(Graphic -- assorted nautical flags)
WHO MAY WANT TO INVEST
The fund is suitable for investors seeking a diversified portfolio of quality non-U.S. equities offering ownership in some of the leading companies throughout the world who are not adverse to the risks associated with international investing. Also, as foreign stock prices may not move in concert with U.S. market prices, the fund may be a useful way to diversify you investments.

(Graphic -- ship's log)
PAST PERFORMANCE
     The information below shows the fund's performance for the life of the fund through December 31, 1998. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. Performance figures do not reflect expenses incurred from investing through an insurance company variable contract. Please refer to the contract prospectus for more information on expenses. As with all mutual funds, past performance does not guarantee future results.

The bar chart shows how volatile the fund's performance has been by illustrating the differences for each full calendar year for the life of the fund.


Year-by-Year Total Return as of December 31
   30%
-------------------------------------------------------------------------------
   20%
-------------------------------------------------------------------------------
   10%              10.07%            17.40%
-------------------------------------------------------------------------------
    0%                                                5.67%          8.45%
-------------------------------------------------------------------------------
 (10)% -8.55%
-------------------------------------------------------------------------------
 (20)%
-------------------------------------------------------------------------------
        1994         1995              1996             1997            1998

Best quarter:16.87% (4th quarter 1998) Worst quarter: -17.92% (3rd quarter 1998)

The fund's average annual return is compared with the FT/S&P Actuaries world ex U.S. Index. While the fund does not seek to match the returns of the Index, it is a good indicator of foreign stock market performance. The Index, unlike the fund, does not incur fees or charges.


Average Annual Returns as of December 31, 1998

                                                            Since Inception
                                 1 Year           5 Years       1/4/94
-------------------------------------------------------------------------------
International Blue
Chip Portfolio                    8.45%                             6.27%
FT/S&P Actuaries
World ex U.S. Index              16.17%                              n/a

INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

DETERMINING SHARE PRICE (NAV)

The price at which you buy, sell or exchange fund shares is the net asset per share price or NAV. This share price is determined by adding the value of the fund's investments, cash and other assets, deducting liabilities, and then dividing that amount by the total number of shares outstanding.

     The NAV for each fund is calculated at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) each day the Exchange is open. It is not calculated on days the Exchange is closed. The price for a purchase, redemption or exchange of fund shares is the next NAV calculated after receipt of your request.

     When the funds calculate their share price, they value their portfolio securities at the last current sales price on the market where the security is normally traded unless Wright deems that price to be not representative of market values. This could happen if an event after the close of the market seemed likely to have a major impact on the price of securities traded on the market. Securities which cannot be valued at these closing prices are valued by Wright at fair value in accordance with procedures adopted by the trustees.

     The value of all assets and liabilities expressed in foreign currencies is converted into U.S. dollars at the most recent market rates quoted by one or more major banks shortly before the close of the Exchange. Foreign securities trade during hours and on days that the Exchange is closed and the International Blue Chip fund's NAV is not calculated. Although the fund's NAV may be affected, you will not be able to purchase or redeem shares on these days.

PURCHASE AND REDEMPTION OF SHARES

Shares of the funds are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The variable insurance products may or may not make investments in each fund described in this prospectus.

     Each fund credits investments to an insurance company's separate account at the NAV next determined after acceptance of the investment by the fund. Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser's opinion, the order is of a size that would disrupt the management of a fund.

     The redemption price of the shares of each fund will be the NAV determined next after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. Each fund redeems its shares on any business day. Redemptions are effected at the NAV per share next determined after the fund receives and accepts the redemption request. Each fund forwards redemption proceeds to the redeeming insurance company within seven days after receipt of the redemption request. Under unusual circumstances, a fund may suspend redemptions, as permitted by federal securities laws. Each fund reserves the right to distribute portfolio securities to a redeeming shareholder.

DIVIDENDS AND TAXES
-------------------------------------------------------------------------------

DIVIDENDS AND TAXES

Each fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at NAV and are includable in gross income of the separate accounts holding such shares. Each fund expects most distributions to be from capital gains. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

MANAGING THE FUNDS
-------------------------------------------------------------------------------

     Wright Investors' Service, Inc., manages the funds' investments. Wright is located at 1000 Lafayette Boulevard, Bridgeport, CT 06604.

     Wright receives a monthly advisory fee for its services. The table below lists the advisory fee rates paid for the fiscal year ended December 31, 1998:

                                                        Fee Paid
    Fund                                    (as a % of average daily net assets)
-------------------------------------------------------------------------------
   Selected Blue Chip Portfolio                           0.00%
   International Blue Chip Portfolio                      0.00%

INVESTMENT COMMITTEE

An investment committee of senior officers controls the investment selections, policies and procedures of the funds. These officers are experienced analysts with different areas of expertise, and have over 195 years of combined service with Wright. The investment committee consists of the following members:

         Committee Member           Title                                                 Joined Wright in
---------------------------------------------------------------------------------------------------------------
         Peter M. Donovan, CFA      President and Chief Executive Officer                        1966
         Judith R. Corchard         Chairman of the investment committee                         1960
                                    Executive Vice President - Investment Management
         Jatin J. Mehta, CFA        Chief Investment Officer - U.S. Equities                     1969
         Harivadan K. Kapadia, CFA  Senior Vice President - Investment Analysis and Information  1969
         Michael F. Flament, CFA    Senior Vice President - Investment and Economic Analysis     1972
         James P. Fields, CFA       Senior Vice President - Fixed Income Investments             1982
         Amit S. Khandwala          Senior Vice President - International Investments            1986
         Charles T. Simko, Jr., CFA Senior Vice President - Investment Research                  1985

ADMINISTRATOR

     Eaton Vance Management serves as the funds' administrator and is responsible for managing their daily business affairs. Eaton Vance's services include operations of the funds' order room, recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the funds' custodian and transfer agent, providing assistance in connection with the trustees' and shareholders' meetings and other necessary administrative services.

 YEAR 2000 READINESS

     Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information with respect to the Year 2000. Wright is addressing this issue and is getting reasonable assurances from the funds' other major service providers that they too are addressing these issues to preserve smooth functioning of the funds' trading, pricing, shareholder account, custodial and other operations. These computer problems could also adversely affect the funds' investments. Improperly functioning computers may disrupt securities markets or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers, which could be substantial. There is no guarantee that all problems will be avoided.

     The interests of different variable insurance products investing in a fund could conflict due to differences of tax treatment and other considerations. The funds currently do not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the trustees intend to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in a fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the funds' shareholders.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

These financial highlights will help you understand each fund's financial performance for the periods indicated. Certain information reflects financial results for a single fund share. Total return shows how much your investment in the fund increased or decreased during each period, assuming you reinvested all dividends and distributions. XXXXXXX, independent certified public accountants, audited this information. Their reports are included in the funds' annual report, which is available upon request.

Wright Investors' Service Distributors, Inc.
1000 Lafayette Boulevard, Bridgeport, CT 06604



INVESTMENT COMPANY ACT FILE NUMBER:
-----------------------------------------------------------------------------


THE WRIGHT MANAGED BLUE CHIP SERIES TRUST...........................811-07654
     Wright Selected Blue Chip Equities Portfolio
     Wright International Blue Chip Equities Portfolio






FOR MORE INFORMATION

Additional information about the funds' investments is available in the funds' semi-annual and annual reports to shareholders. The funds' annual report contains a discussion of the market conditions and investment strategies that affected the funds' performance over the past year.

     You may want to read the statement of additional information (SAI) for more information on the funds and the securities they invest in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

     You can get free copies of the semi-annual and annual reports and the SAI, request other information or get answers to your questions about the funds by writing or calling:

    Wright Investors' Service Distributors, Inc.
    1000 Lafayette Boulevard
    Bridgeport, CT 06604
    (800) 888-9471
    E-mail:  funds@wrightinvestors.com

Copies of documents and application forms can be viewed and downloaded from Wright's website: www.wrightinvestors.com.

     Text-only versions of fund documents can be viewed online or downloaded from the SEC's web site at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington DC. For information on the operation of the Public Reference Room, call (800) SEC-0330. Copies of documents may also be obtained by sending your request and the appropriate fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

                    WRIGHT
                    INVESTORS' SERVICE




                    THE WRIGHT MANAGED BLUE CHIP SERIES TRUST










                    PROSPECTUS



                   May 1, 1999


                  Catholic Values Equity Investment Portfolio









As with all mutual funds, the Securities and Exchange Commission has not determined whether the fund is a good investment or whether the information in this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


The Wright Managed Blue Chip Series Trust:  Overview  ............ 3
         Catholic Values Equity Investment Portfolio

Information About the Fund
         Objective.................................................__
         Principal Investment Strategies...........................__
         Principal Risks...........................................__
         Who May Want to Invest....................................__
         Past Performance..........................................__

Information About Your Account
         Determining Share Price (NAV).............................__
         Purchasing Shares.........................................__
         Selling Shares............................................__

Dividends and Taxes ...............................................__

Managing the Fund .................................................__

Financial Highlights ..............................................__

-------------------------------------------------------------------------------

How to Use this Prospectus:

Reading this prospectus will help you decide if investing in the fund is right for you. Please keep this prospectus for future reference. Included in this prospectus are descriptions telling you about the fund's:

(Graphic -- ship's wheel)
OBJECTIVE: what the fund seeks to achieve.

(Graphic -- compass)
PRINCIPAL INVESTMENT STRATEGIES: how the fund intends to achieve its objective and the strategies used by Wright Investors'Service, the fund's investment adviser.

(Graphic -- life preserver)
PRINCIPAL RISKS: the risks associated with the fund's primary investments.

(Graphic -- assorted nautical flags)
WHO MAY WANT TO INVEST: decide if the fund is a suitable investment for you.

(Graphic -- ship's log)
PAST PERFORMANCE: the total return on your investment, including income from dividends and interest, and the increase or decrease in price over various time periods.

THE WRIGHT MANAGED BLUE CHIP SERIES TRUST:  OVERVIEW
-------------------------------------------------------------------------------

Catholic Values Equity Investment Portfolio offers an investment opportunity that combines the fundamental security selection process with a review by a Catholic Advisory Board. This process insures companies that offer products, services or engage in activities that are contrary to the core values of the Roman Catholic Church are not included. The fund is available for purchase only by insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. You should read this prospectus together with the prospectus for those contracts.

THE CATHOLIC ADVISORY BOARD

Using a bottom up fundamental approach, Wright Investors' Service selects companies from its WorldscopeR database to be considered for inclusion in the fund's portfolio. These companies are high-quality, well-established and profitable companies. The fund's proposed portfolio and any subsequent additions are reviewed by the Catholic Advisory Board ensuring that the companies offer products and services and undertake activities that are consistent with the core teachings of the Catholic Church.

The Catholic Advisory Board is comprised of independent lay members familiar with the basic tenets and core teachings of the Roman Catholic Church. The members of the Catholic Advisory Board are:

         Thomas P. Melady, Chairman, Former U.S. Ambassador to the Holy See, Uganda and Burundi, President Emeritus of Sacred Heart University

         Margaret M. Heckler, Former U.S. Representative from Massachusetts 10th district, former Secretary of Health and Human Services, forme Ambassador to Ireland

         Bowie K. Kuhn, former Commissioner of Baseball

         Timothy J. May, Senior Partner, Patton Boggs, LLP

         Thomas S. Monaghan, Former President, CEO and Chairman of Domino's Pizza, Inc.

         William A. Wilson, Former (and first) U.S. Ambassador to the Holy See

Although he is not in any way connected with the fund, His Eminence John Cardinal O'Connor is the Ecclesiastical Advisor to the Catholic Advisory Board.

Each member of the Board is involved in various Catholic organizations and activities while in contact with numerous Catholic institutions and clergy. The Catholic Advisory Board identifies companies whose products, services and/or activities are substantially consistent with the core Catholic Church teachings, based on the best publicly available information obtained by Wright and information received from shareholders and other interested sources. They are guided by the magisterium of the Catholic Church and seek the counsel and advice of ecclesiastics in determining which companies meet the fund's religious criteria.

THE SECURITY SELECTION PROCESS - THE APPROVED WRIGHT INVESTMENT LIST (AWIL)

Wright is a leading independent international investment management and advisory firm with more than 35 years experience. Wright manages about $4.5 billion of assets in portfolios of all sizes and styles as well as a family of mutual funds. The company developed WorldscopeR, one of the world's largest and most complete databases of financial information, which currently includes more than 19,000 corporations in 49 nations.

Wright systematically identifies those companies in the WorldscopeR database that meet minimum standards of prudence and thus are suitable for consideration by fiduciary investors. Wright considers companies meeting these requirements to be "investment grade." These companies are then subject to extensive analysis and evaluation to identify those which meet Wright's fundamental standards of investment quality.

These  standards  measure  the  investment   acceptance,   financial   strength,
profitability, stability and growth of a company. Companies meeting or exceeding these standards are eligible for inclusion on an AWIL.

There are separate AWILs for U.S. companies, non-U.S. companies and small companies. All the companies on the AWILs are soundly financed "Blue Chips" with established records of earnings profitability and equity growth. All have established investment acceptance and active, liquid markets.

 -----SIDE BAR TEXT-----
                              A Word About Risk

Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

         o market risk -- When the price of stock falls, the value of the fund's investments may fall and you could lose money on your investment.

         o management risk -- Wright's strategy may not produce the expected results, causing losses.

-----END SIDE BAR TEXT-----

CATHOLIC VALUES EQUITY INVESTMENT PORTFOLIO

(Graphic -- ship's wheel)
OBJECTIVE

The fund seeks long-term growth of capital and reasonable current income from investments consistent with the core values of the Catholic Church. Reasonable income means the income that can be achieved, consistent with the fund's objective of long-term growth of capital.

(Graphic -- compass)
PRINCIPAL INVESTMENT STRATEGIES

The fund invests in the equity securities of well-established companies. These securities are included on the quality oriented Approved Wright Investment Lists (AWILs). Up to 30% of the fund's investments may be in foreign securities or American Depositary Receipts.

Considered a bottom-up fundamental analyst, Wright evaluates a company's recent valuation and price/earnings momentum to determine which companies present the best value in terms of current price, and current and forecasted earnings. Wright has extensive economic research capabilities and an enviable economic forecast record. Wright selects securities it believes are likely to provide comparatively superior investment return over the intermediate term. The investment process at Wright is directed and controlled by an Investment Committee of eight experienced analysts. The Committee's selection suggestions are reviewed by the Catholic Advisory Board.

Typically, the fund sells an individual security when it no longer meets the standard for inclusion on the AWILs, or the security ceases to meet the Catholic Advisory Board's investment criteria. For temporary defensive purposes, the fund may hold cash or invest more than 20% of its net assets in short-term debt securities. Although the fund would do this to reduce losses, defensive investments may hurt the fund's efforts to achieve its objective.

 -----SIDE BAR TEXT-----

                 "Bottom-up"  Approach to  Investing

     This refers to the analysis of company information before considering the impact of industry and economic trends. It differs from the "top-down" approach which looks first at the economy, then the industry and lastly the company.


                            Fundamental Analysis

     The analysis of company financial statements to forecast future price movements using past records of assets, earnings, sales, products, management and markets. It differs from technical analysis which relies on price and volume movements of stocks and does not concern itself with financial statistics.

-----END SIDE BAR TEXT-----

(Graphic -- life preserver)
PRINCIPAL RISKS

The Catholic Advisory Board has sole discretion in determining which companies meet the fund's religious criteria. When a company violates core Catholic teachings, Wright is asked to remove it from the portfolio. This policy may cause the disposition of a security at a time when it may be disadvantageous from an investment viewpoint to do so.

In addition to market and management risk, there are risks associated with investing in foreign countries. These include currency risk (the fluctuations in the foreign exchange rates impact the value of the fund's assets), seizures, expropriation or nationalization of a company's assets, and the impact of political, social or diplomatic events.

As the fund only considers securities that meet its investment and religious criteria, the fund's return may be lower than if the fund considered only investment criteria when selecting investments. However, Wright does not expect this restriction will have a material adverse effect on performance. The fund cannot eliminate risk or assure achievement of its objective. If the risks above are realized you may lose money on your investment in the fund.

(Graphic -- assorted nautical flags)
Who May Want To Invest

The fund is designed for individuals, dioceses, parishes, other institutions and organizations seeking a long-term growth fund that does not invest in products, services and activities that violate the core values and teachings of the Roman Catholic Church.

INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

DETERMINING SHARE PRICE (NAV)

The price at which you buy, sell or exchange fund shares is the net asset per share price or NAV. This share price is determined by adding the value of the fund's investments, cash and other assets, deducting liabilities, and then dividing that amount by the total number of shares outstanding.

The NAV for the fund is calculated at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) each day the Exchange is open. It is not calculated on days the Exchange is closed. The price for a purchase, redemption or exchange of fund shares is the next NAV calculated after receipt of your request.

When the fund calculates its share price, it values its portfolio securities at the last current sales price on the market where the security is normally traded unless Wright deems that price to be not representative of market values. This could happen if an event after the close of the market seemed likely to have a major impact on the price of securities traded on the market. Securities which cannot be valued at these closing prices are valued by Wright at fair value in accordance with procedures adopted by the trustees.

The value of all assets and liabilities expressed in foreign currencies is converted into U.S. dollars at the most recent market rates quoted by one or more major banks shortly before the close of the Exchange. Foreign securities trade during hours and on days that the Exchange is closed and the fund's NAV is not calculated. Although the fund's NAV may be affected, you will not be able to purchase or redeem shares on these days.


PURCHASE AND REDEMPTION OF SHARES

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The fund credits investments to an insurance company's separate account at the NAV next determined after acceptance of the investment by the fund. The fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. The fund may refuse a purchase order if, in Wright's opinion, the order is of a size that would disrupt the management of the fund.

The redemption price of the shares of the fund will be the NAV determined next after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund redeems its shares on any business day. Redemptions are effected at the NAV per share next determined after the fund receives and accepts the redemption request. The fund forwards redemption proceeds to the redeeming insurance company within seven days after receipt of the redemption request. Under unusual circumstances, the fund may suspend redemptions as permitted by Federal securities laws. The fund reserves the right to distribute portfolio securities to a redeeming shareholder.

DIVIDENDS AND TAXES
-------------------------------------------------------------------------------
DIVIDENDS AND TAXES

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at NAV and are includable in gross income of the separate accounts holding such shares. The fund expects most distributions to be from capital gains. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

MANAGING THE FUND
-------------------------------------------------------------------------------
Wright Investors' Service, Inc. manages the fund's investments. Wright is located at 1000 Lafayette Boulevard, Bridgeport, CT 06604.

Wright receives a monthly advisory fee for its services at the rate of xx% of the fund's average daily net assets.


INVESTMENT COMMITTEE

An investment committee of senior officers controls the investment selections, policies and procedures of the fund. These officers are experienced analysts with different areas of expertise, and have over 195 years of combined service with Wright. The investment committee consists of the following members:

Committee Member                    Title                                                       Joined Wright in
-----------------------------------------------------------------------------------------------------------------------------
Peter M. Donovan, CFA               President and Chief Executive Officer                               1966
Judith R. Corchard                  Chairman of the investment committee
                                    Executive Vice President   Investment Management                    1960
Jatin J. Mehta, CFA                 Chief Investment Officer   U.S. Equities                            1969
Harivadan K. Kapadia, CFA           Senior Vice President   Investment Analysis and Information         1969
Michael F. Flament, CFA             Senior Vice President   Investment and Economic Analysis            1972
James P Fields, CFA                 Senior Vice President   Fixed Income Investments                    1982
Amit S. Khandwala                   Senior Vice President   International Investments                   1986
Charles T. Simko, Jr., CFA          Senior Vice President   Investment Research                         1985

ADMINISTRATOR

Eaton Vance Management serves as the fund's administrator and is responsible for managing its daily business affairs. Eaton Vance's services include operations of the fund's order room, recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the fund's custodian and transfer agent, providing assistance in connection with the trustees' and shareholders' meetings and other necessary administrative services.


YEAR 2000 READINESS

Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information with respect to the Year 2000. Wright is addressing this issue and is getting reasonable assurances from the fund's other major service providers that they too are addressing these issues to preserve smooth functioning of the fund's trading, pricing, shareholder account, custodial and other operations. These computer problems could also adversely affect the fund's investments. Improperly functioning computers may disrupt securities markets or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers, which could be substantial. There is no guarantee that all problems will be avoided.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The fund currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the trustees intend to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the fund's shareholders.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
The financial highlights will help you understand the fund's financial performance for the period indicated. Certain information reflects financial results for a single fund share. Total return shows how much your investment in the fund increased or decreased during the period, assuming you reinvested all dividends and distributions. [ ], independent certified public accountants, audited this information. Their reports are included in the fund's annual report, which is available upon request.

Wright Investors' Service Distributors, Inc.
1000 Lafayette Boulevard, Bridgeport, CT 06604

INVESTMENT COMPANY ACT FILE NUMBER:
-------------------------------------------------------------------------------
THE WRIGHT MANAGED BLUE CHIP SERIES TRUST:.........................811-07654
         Catholic Values Equity Investment Portfolio


FOR MORE INFORMATION

Additional information about the fund's investments is available in the fund's semi-annual and annual reports to shareholders. The fund's annual report contains a discussion of the market conditions and investment strategies that affected the fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the semi-annual and annual reports and the SAI, request other information or get answers to your questions about the fund by writing or calling the fund at:

Wright Investors' Service Distributors, Inc.
1000 Lafayette Boulevard
Bridgeport, CT 06604
(800) 888-9471
E-mail:  funds@wrightinvestors.com

Text-only versions of fund documents can be viewed online or downloaded from the SEC's web site at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington DC. For information on the operation of the Public Reference Room, call (800) SEC-0330. Copies of documents may also be obtained by sending your request and the appropriate fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

                       Statement of Additional Information



                    The Wright Managed Blue Chip Series Trust



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 1999, as supplemented from time to time, which is incorporated herein by reference, for Wright Selected Blue Chip Portfolio and Wright International Blue Chip Portfolio, each a series of The Wright Managed Blue Chip Series Trust (the "Trust"). The Prospectus may be obtained from Wright Investors' Service Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604 (Telephone: 800-888-9471). Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.






                                Table of Contents

                                                                         Page


         THE FUNDS AND THEIR INVESTMENT OBJECTIVES AND POLICIES.......     2
         GENERAL INFORMATION..........................................     6
         INVESTMENT RESTRICTIONS......................................     6
         PERFORMANCE INFORMATION......................................     7
                Total Return..........................................     7
                Yield.................................................     8
         PORTFOLIO TRANSACTIONS.......................................     9
         MANAGEMENT OF THE TRUST......................................    10
                Officers and Trustees.................................    10
                The Investment Advisor................................    11
                The Administrator.....................................    11
                Custodian.............................................    12
                Independent Certified Public Accountant...............    12
                Legal Matters.........................................    12
         NET ASSET VALUE..............................................    14
         PURCHASE AND REDEMPTION OF SHARES............................    14
         TAXES  15
                Federal Income Taxes..................................    16
         FINANCIAL STATEMENTS.........................................    16
         APPENDIX.....................................................    17






No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.



   The  date  of  this   Statement  of  Additional Information is May 1, 1999.

             THE FUNDS AND THEIR INVESTMENT OBJECTIVES AND POLICIES

WRIGHT SELECTED BLUE CHIP PORTFOLIO


     The investment objective of Wright Selected Blue Chip Portfolio ("WSBCP") is to provide long-term capital appreciation and, secondarily, current income. Under normal market conditions, WSBCP invests at least 80% of its net assets in selected equity securities, including common stocks, preferred stocks and convertible securities. Securities selected for WSBCP are drawn from an investment list prepared by the investment adviser and known as The Approved Wright Investment List (the "AWIL").


     Approved Wright Investment List. The investment adviser maintains a proprietary database on approximately 5,200 U.S. companies. The investment adviser reviews such companies to identify those which, on the basis of at lest five years of audited financial statements, meet the minimum standards of prudence (e.g. the value of each company's assets and shareholders' equity exceeds certain minimum standards and the company's operations have been profitable during the last three years) and thus are suitable for consideration by fiduciary investors. Companies which meet these requirements may be large or small, have their securities traded on exchanges or in the over-the-counter market, and include companies not currently paying dividends on their shares.

     These companies are then subjected to extensive analysis and evaluation in order to identify those which meet the investment adviser's 32 fundamental standards of investment quality. Only those companies which meet or exceed all of these standards are eligible for selection by the Wright Investment Committee for inclusion in the AWIL. See the Appendix herein for a more detailed description of the investment adviser's standards for investment quality and the AWIL. All companies on the AWIL are, in the opinion of the investment adviser, soundly financed "True Blue Chips" with established records of earnings, profitability and equity growth and active, liquid markets for their publicly held equity securities. The AWIL normally includes approximately 350 companies.

     The equity securities in which WSBCP invests are limited to those companies on the AWIL whose current operations reflect characteristics which have been identified by the investment adviser as being likely to provide comparatively superior total investment return over the intermediate term. WSBCP purchases securities which meet WSBCP's investment criteria and increases the amount of current investments in companies the market values of which are below their target values. Portfolio securities are generally considered for sale if the value of such securities exceeds 2 1/2 times their normal weighing in the portfolio, or if such securities are no longer included in the AWIL or no longer meet WSBCP's investment criteria.


WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO

     The investment objective of Wright International Blue Chip Portfolio ("WIBCP") is long-term capital. Under normal market conditions, WIBCP invests at least 80% of its net assets in equity securities, including common stocks, preferred stocks and convertible securities. Securities selected for WIBCP are limited to those included on an investment list prepared by the investment adviser and known as the International Approved Wright Investment List (the "International AWIL").

     The International Approved Wright Investment List. The investment adviser maintains a proprietary database on approximately 13,000 non-U.S. companies from over 49 countries. The investment adviser reviews such companies to identify those which, on the basis of at least five years of audited financial statements, meet the minimum standards of prudence (e.g. the value of a company's assets and shareholders' equity exceeds certain minimum standards and the company's operations have been profitable during the last three years) and thus are suitable for consideration by fiduciary investors. Companies which meet these requirements may be large or small, have their securities traded on exchanges or in the over-the-counter market, and include companies not currently paying dividends.

     These companies are then subjected to extensive analysis and evaluation in order to identify those which meet the investment adviser's 32 fundamental standards of investment quality. Only those companies which meet or exceed all of those standards are eligible for selection for inclusion in the International AWIL. See the Appendix herein for a more detailed description of the investment adviser's standards for investment quality and the International AWIL. All companies on the International AWIL are, in the opinion of the investment adviser, soundly financed "True Blue Chips" with established records of earnings, profitability and equity growth and active, liquid markets for their publicly held equity securities.

     WIBCP intends to maintain investments in a minimum of three foreign countries. WIBCP purchases securities which meet WIBCP's investment criteria and increases the amount of current investments in companies the market values of which are below their target values. Portfolio securities are generally considered for sale if they are no longer included in the International AWIL or no longer meet WIBCP's investment criteria. WIBCP may purchase equity securities traded on foreign securities exchanges, or it may purchase American Depositary Receipts
(ADRs) traded in the United States. Shares of WIBCP are suitable for investors wishing to diversity their portfolios by investment in non-U.S. companies or for investors who simply wish to participate in non-U.S. investments. Although the net asset value of WIBCP's shares will be stated in U.S. dollars, fluctuations in foreign currency exchange rates may affect the value of an investment in WIBCP.

     WIBCP is intended to provide investors with the opportunity to invest in a portfolio of securities of non-U.S. companies located throughout the world. In making the allocation of assets among the various countries and geographic regions, the investment adviser ordinarily considers such factors as prospects for relative economic growth between foreign countries; expected levels of inflation and interest rates; government policies influencing business conditions; the range of individual investment opportunities available to international investors; and other pertinent financial, tax, social, political and national factors -- all in relation to the prevailing prices of the securities in each country or region.

     U.S. Government, Agency and Instrumentality Securities -- U.S. Government securities are issued by the Treasury and include bills, certificates of indebtedness, notes, and bonds. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association ("GNMA"), the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association. Except for U.S. Government obligations, the securities issued or guaranteed by U.S. agencies and instrumentalities may or may not be backed by the full faith and credit of the United States. If the obligation is not backed by the full faith and credit of the United States, the fund must look principally to the agency or instrumentally issuing or guaranteeing the obligation for its repayment and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its obligations. The U.S. Government does not guarantee the yield or value of any fund's investments or shares.

     Corporate Obligations -- As described in the Prospectus, each fund may invest, subject to certain limitations, in corporate debt obligations. Rated obligations must be rated in the two highest rating categories by a nationally recognized statistical rating organization for money market instruments in any portfolio, "AA" by Moody's or "Aa" by S&P. Unrated obligations must be determined by the investment adviser to be of comparable quality.


     Repurchase Agreements -- Each fund may enter into repurchase agreements in order to earn income on temporarily uninvested cash. A repurchase agreement is an agreement under which the seller of a security agrees to repurchase and the relevant fund agrees to resell, such security at a specified time and price. A fund may enter into repurchase agreements only with large, well-capitalized banks or government securities dealers that meet specified credit standards. In addition, such repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned under the repurchase agreement. In the event of a default or bankruptcy by a seller under a repurchase agreement, the fund will seek to liquidate such collateral. However, the exercise of the right to liquidate such collateral could involve certain costs, delays and restrictions and is not ultimately assured. To the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the fund could suffer a loss.


     Foreign Securities -- WIBCP may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not associated with domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in exchange control regulations, expropriation or confiscatory taxation, limitation on removal of funds or other assets of WIBCP, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.


     It is anticipated that in most cases, the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the U.S. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S. Securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. These considerations generally are of greater concern in developing countries.

     Because investment in foreign issuers will usually involve currencies of foreign countries, and because WIBCP may be exposed to currency fluctuations independent of its securities exposure, the value of the assets of the WIBCP as measured in U.S. dollars will be affected by changes in foreign currency exchange rates.


     Foreign Currency Exchange Transactions -- WIBCP may engage in foreign currency exchange transactions. Investments in securities of foreign companies whose principal business activities are located outside of the United States will frequently involve currencies of foreign countries. In addition, assets of WIBCP may temporarily be held in bank deposits in foreign currencies during the completion of investment programs. Therefore, the value of WIBCP's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although WIBCP values its assets daily in U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. WIBCP may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. WIBCP will convert currency on a spot basis from time to time and will incur costs in connection with such currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to WIBCP at one rate, while offering a lesser rate of exchange should WIBCP desire to resell that currency to the dealer. WIBCP does not intend to speculate in foreign currency exchange rates.

     As an alternative to spot transactions, WIBCP may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") or purchase currency call or put options. A forward contract involves an obligation to purchase or sell a specific currency at a future date and price fixed by agreement between the parties at the time of entering into the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Although a forward contract generally involves no deposit requirement and no commissions are charged at any stage for trades, WIBCP will use segregated accounts for forward purchase transactions. WIBCP intends to enter into such contracts only on net terms. The purchase of a put or call option is an alternative to the purchase or sale of forward contracts and will be used if the option premiums are less then those in the forward contract market.

     WIBCP may enter into forward contracts or purchase currency options only under two circumstances. First, when WIBCP enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. This is accomplished by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction ("transaction hedging"). Such forward contract transactions will enable WIBCP to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date of payment for the security.

     Second, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, WIBCP may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of the securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. The future value of such securities in foreign currencies will change as a consequence of fluctuations in the market value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency exchange rates and the implementation of a short-term hedging strategy are highly uncertain.

     WIBCP's custodian will place cash or liquid securities in a segregated account. The amount of such segregated assets will be at least equal to the value of WIBCP's total assets committed to the consummation of forward contracts involving the purchase of forward currency. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the amount will equal the amount of WIBCP's commitments with respect to such contracts.

     At the maturity of a forward contract, WIBCP may elect to sell the portfolio security and make delivery of the foreign currency. Alternatively, WIBCP may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an identical offsetting contract from the same currency trader.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for WIBCP to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if WIBCP intends to sell the security and the market value of the security is less than the amount of foreign currency that WIBCP is obligated to deliver. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency that WIBCP is obligated to deliver.

     If WIBCP retains the portfolio security and engages in an offsetting transaction, WIBCP will incur a gain or a loss (as described below) to the extent that there has been a change in forward contract prices. If WIBCP engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward contract prices decline during the period between the date WIBCP enters into a forward contract for the sale of the foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, WIBCP will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, WIBCP will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     WIBCP will not speculate in forward contracts and will limit its transactions in such contracts to those described above. Of course, WIBCP is not required to enter into such transactions with respect to portfolio securities quoted or denominated in a foreign currency and will not do so unless deemed appropriate by its investment adviser. This method of protecting the value of WIBCP's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which WIBCP can achieve at some future time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might be realized if the value of such currency increases.


     Each fund's transactions in foreign currency exchange contracts may be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

     Lending Portfolio Securities -- Each fund may seek to increase its total return by lending portfolio securities to broker-dealers or other institutional borrowers. Such loans are continuously secured by collateral in cash or liquid securities held by the fund's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. During the existence of a loan, the fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the fund may at the same time pay a transaction fee to such borrowers and administrative expenses, such as finders fees to third parties. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration which can be earned from securities loans of this type justifies the attendant risk. If the investment adviser decides to make securities loans on behalf of a fund, it is intended that the value of the securities loaned would not exceed 30% of such fund's total assets.


     A fund would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. A fund would not have the right to vote any securities having voting rights during the existence of a loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.


     Borrowings -- Each fund may borrow money in an amount equal to 1/3 of its net assets for temporary or emergency purposes or for the clearance of transactions. A fund will not purchase additional securities while such borrowings exceed 5% of such fund's total assets.

     Defensive Investments -- During periods of unusual market conditions, when the investment adviser believes that investing for temporary defensive purposes is appropriate, all or a portion of the assets of either fund may be held in cash or invested in short-term obligations, including but not limited to short-term obligations issued or guaranteed as to interest and principal by the U.S. Government or any agency or instrumentality thereof (including repurchase agreements collaterized by such securities); commercial paper which at the date of investment is rated A-1 by S&P or P-1 by Moody's, or, if not rated, is determined by the investment adviser pursuant to procedures established by the Trustees to be of comparable quality; short-term corporate obligations and other debt instruments which at the date of investment are rated AA or better by S&P or Aa or better by Moody's or, if unrated, are determined by the investment adviser pursuant to procedures established by the Trustees to be of comparable quality; and certificates of deposit, bankers' acceptances and time deposits of domestic and foreign banks the debt obligations of which satisfy the foregoing rating criteria. Each fund may invest in instruments and obligations of banks that have other relations with the Trust, Wright or Eaton Vance. No preference will be shown towards investing in banks which have such relationships.

     Forward Commitments and When-Issued Securities -- Each fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. A fund entering into such a transaction is required to maintain in a segregated account with such fund's custodian until the settlement date cash or liquid
securities   in  an  amount   sufficient   to  meet  the  purchase   price.
Alternatively, the fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the fund may dispose of a when-issued security or forward commitment prior to settlement if the investment adviser deems it appropriate to do so.


                               GENERAL INFORMATION


     The Trust's Declaration of Trust may be amended with the affirmative vote of a majority of the outstanding shares of the Trust or, if only the interests of a particular fund are affected, a majority of such fund's outstanding shares. The Trustees are authorized to make amendments to the Declaration of Trust that do not have a material adverse effect on the interests of shareholders. The Trust may be terminated (i) upon the sale of the Trust's assets to another investment company, if approved by the holders of two-thirds of the outstanding shares of the Trust, except that if the Trustees recommend such sale of assets, the approval by the vote of a majority of the Trust's outstanding shares will be sufficient, or (ii) upon liquidation and distribution of the assets of the Trust, if approved by a majority of its Trustees or by the vote of a majority of the Trust's outstanding shares. If not so terminated, the Trust may continue indefinitely.

     The Trust's Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; however, nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Trust has been advised by counsel that the risk of any shareholder incurring any liability for the obligations of a Trust is extremely remote. The Trust's investment adviser does not consider this risk to be material.



                             INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Trust on behalf of each fund and may be changed only by the vote of a majority of a fund's outstanding voting securities, as defined in the 1940 Act. Accordingly, each fund may not:

     (1) Borrow money in excess of 1/3 of the current market value of the net assets of such fund (excluding the amount borrowed) and then only if such borrowing is incurred as a temporary measure for extraordinary or emergency purposes or to facilitate the orderly sale of portfolio securities to accommodate redemption requests; or issue any securities other than its shares of beneficial interest except as appropriate to evidence indebtedness which such fund is permitted to incur;

     (2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. For purposes of this restriction, collateral arrangements with respect to options, futures contracts and options on futures
         contracts   shall  not  be  deemed   to  be  a   mortgage,   pledge  or
         hypothecation);

     (3) Invest more than 5% of its total assets taken at current market value in the securities of any one issuer or purchase more than 10% of the voting securities of any one issuer;

     (4) Purchase or retain securities of any issuer if 5% of the issuer's securities are owned by those officers and Trustees of the Trust or its investment adviser who own individually more than 1/2 of 1% of the issuer's securities;

     (5) Purchase securities on margin or make short sales, except that such fund may make short sales against the box;

     (6) Buy or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities; except that the fund may purchase and sell futures contracts on securities, indices, currency and other financial instruments and options on futures contracts;

     (7) Purchase any securities which would cause more than 25% of the market value of such fund's total assets at the time of such purchase to be invested in the securities of issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (8) Underwrite securities issued by other persons except insofar as the Trust may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

     (9) Make loans, except (i) through the loan of a portfolio security, (ii) by entering into repurchase agreements and (iii) to the extent that the purchase of debt instruments for the fund in accordance with the fund's investment objective and policies may be deemed to be loans;

    (10) Purchase from or sell to any of its Trustees and officers, its administrator, investment adviser, or principal underwriter, if any, or the officers and directors of said administrator, investment adviser or principal underwriter, portfolio securities; or

    (11) Issue senior securities, except as permitted under (1).

     In addition to the foregoing fundamental investment restrictions, each fund has adopted the following nonfundamental policies which reflect the intentions of the Trustees under current circumstances. Unlike the fundamental investment restrictions, these policies may be changed at any time by the Trustees without shareholder approval. Each fund will not: purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs; purchase warrants of any issuer if, as a result, more than 2% of the value of its total assets would be invested in warrants which are not listed on the New York or American Stock Exchanges and more than 5% of the value of its total assets would be invested in warrants, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by such fund in units or attached to securities; or enter into repurchase agreements maturing in more than seven days or invest in illiquid or restricted securities if, as a result, more than 15% of the fund's net assets would be invested in such repurchase agreements and securities.

     If a percentage restriction contained in the fund's investment restrictions or policies is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the value of portfolio securities or the fund's net assets will not be considered a violation of such restrictions.



PERFORMANCE INFORMATION

     Each fund may from time to time report its yield and total return in advertisements, reports to shareholders and other sales material. Total return and yield will be computed as described below.

Total Return

     The average annual total return of each fund is determined for a particular period by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the maximum public offering price (i.e. net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The formula can be expressed as follows:

                                      Ending Value 1/n
   Average Annual Total Return  =  [ ( Starting Value )  - 1 ] x 100

           where Starting Value equals $1,000 and n = number of years.

     In addition, each fund may provide total return information for other designated periods, such as for the most recent six months or most recent 12 months. This total return information is computed as described above except that no annualization is made.


     The average annual total return of each fund for the one-year period ended December 31, 1998 and from inception to December 31, 1998 are shown in the table below:
                                     One Year Ended   Inception to   Inception
                                         12/31/98      12/31/98        Date
------------------------------------------------------------------------------


Wright Selected Blue Chip Portfolio                                  1/6/94
Wright International Blue Chip Portfolio                             1/6/94

------------------------------------------------------------------------------


During the periods ended December 31, 1998, the operating expenses of the funds were reduced either by a reduction of the investment adviser fee, the administrator fee, or the allocation of expenses to the investment adviser, or a combination of these. Had such actions not been undertaken, the funds would have had lower returns.


The total investment return does not reflect expenses that apply to the separate account or policies. If these charges had been included, the total return would be reduced.


Yield

     The yield of each fund is computed by dividing its net investment income per share earned during a recent 30-day period by the maximum offering price (i.e. net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is equal to the dividends and interest earned on a fund's assets during the period, with the resulting number being divided by the average daily number of shares outstanding and entitled to receive dividends during the period. The formula is as follows:
                                              6
                      Yield = 2 [ (   a--b + 1) - 1 ]
                                       ---
                                       cd

Where:

     a = dividends and interest earned during the period.
     b = expenses  accrued for the period (after reductions).
     c = the average daily number of accumulation units outstanding  during the period.
     d = the maximum offering price per accumulation unit on the last day of the period.

     NOTE: "a" is calculated for stocks by dividing the stated dividend rate for each security held during the period by 360. "a" is estimated for debt securities other than mortgage certificates by dividing the year-end market value times the yield to maturity by 360. "a" for mortgage securities, such as GNMAs, is the actual income earned. Neither discount nor premium has been amortized.


     For the 30-day period ended December 31, 1998, the yield of WSBCP was ____%.


     Total return, yield and effective yield are based on historical earnings and are not intended to indicate future performance. Total return and yield will vary based on changes in market conditions and the level of expenses.

     A fund's yield or total return may be compared to the Consumer Price Index and various domestic securities indices. A fund's yield or total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

     From time to time, evaluations of a fund's performance made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. These include the rankings prepared by Lipper Analytical Services, Inc., an independent service which monitors the performance of mutual funds. The Lipper performance analysis includes the reinvestment of dividends and capital gain distributions, but does not take sales charges into consideration and is prepared without regard to tax consequences.

                             PORTFOLIO TRANSACTIONS

     The investment adviser places the security transactions for each fund, which in some cases may be effected in block transactions which include other accounts managed by the investment adviser. The investment adviser provides similar services directly for bank trust departments and other investment companies. In some instances, allocation of the securities to be purchased or sold, and the expenses in connection with such transaction, is made in a manner the investment adviser considers to be most equitable and consistent with its fiduciary obligations to the Trust and such other clients. Such allocation may adversely affect the size of the position obtainable by a fund.

     The investment adviser seeks to execute fund security transactions on the most favorable terms and in the most effective manner possible. In seeking best execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the markets for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, experience and financial condition of the broker-dealer and the value and quality of service rendered by the broker-dealer in other transactions, and the reasonableness of the brokerage commission or markup, if any.

     It is expected that on frequent occasions there will be many broker-dealer firms which will meet the foregoing criteria for a particular transaction. In selecting among such firms, the funds may give consideration to those firms which supply brokerage and research services, quotations and statistical and other information to the investment adviser for use in servicing their accounts or firms which purchase its investment services. The term "brokerage and
research  services"  includes  advice  as  to  the  value  of  securities,   the
advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Such services and information may be useful and of value to the investment adviser in servicing all or less than all of its accounts and the services and information furnished by a particular firm may not necessarily be used in connection with the account which paid brokerage commissions to such firm. The advisory fee paid by the funds to the investment adviser is not reduced as a consequence of its receipt of such services and information. While such services and information are not expected to reduce the investment adviser's normal research activities and expenses, the investment adviser would, through use of such services and information, avoid the additional expenses which would be incurred if it attempted to develop comparable services and information through its own staff.

     Under the Investment Advisory Contract, the investment adviser has the authority to pay commissions on portfolio transactions for brokerage and research services exceeding that which other brokers or dealers might charge provided certain conditions are met. The Investment Advisory Contract expressly authorizes the selection of a broker or dealer which charges a fund a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if it is determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services which have been provided.

     Subject to the requirement that the investment adviser shall use its best efforts to seek to execute each fund's security transactions at advantageous prices and at reasonably competitive commission rates, the investment adviser, as indicated above, is authorized to consider as a factor in the selection of any broker-dealer firm with whom a fund's orders may be placed the fact that such firm has sold or is selling shares of the fund or of other investment companies sponsored by the investment adviser.


     During the fiscal years ended December 31, 1998, 1997 and 1996 , the funds paid the following amounts on brokerage commissions:



                                   1998             1997             1996
-------------------------------------------------------------------------------

         WSBCP              $                      $3,558           $6,192

         WIBCP              $                      $8,692           $3,221

-------------------------------------------------------------------------------

                             MANAGEMENT OF THE TRUST


Officers and Trustees



     The officers and Trustees of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those Trustees who are "interested persons," as defined in the 1940 Act, of the Trust, Wright, The Winthrop Corporation ("Winthrop"), Eaton Vance, Eaton Vance's wholly owned subsidiary, Boston Management and Research ("BMR"), or Eaton Vance's parent company, Eaton Vance Corp. ("EVC"), or Eaton Vance's Trustee, Eaton Vance, Inc. ("EV"), by virtue of their affiliation with the Trust, Wright, Winthrop, Eaton Vance, EVC or EV, are indicated by an asterisk (*).


PETER M. DONOVAN (55), President and Trustee*
President, Chief Executive Officer and Director of Wright and Winthrop; Vice President, Treasurer and a Director of Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

H. DAY BRIGHAM, JR. (71), Vice President, Secretary and Trustee*
Retired Vice President, Chairman of the Management Committee and Chief Legal Officer of Eaton Vance, EVC, BMR and EV and Director, EVC and EV; Director of Wright and Winthrop since February, 1997.
Address: 92 Reservoir Avenue, Chestnut Hill, MA 02167

JUDITH R. CORCHARD (59), Vice President and Trustee*
Executive Vice President, Investment Management: Senior Investment Officer; Chairman of the Investment Committee and Director Wright and Winthrop. Ms. Corchard was appointed a Trustee of the Trust on December 10, 1997.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604


DORCAS R. HARDY (52), Trustee
President, Dorcas R. Hardy & Associates, an international and domestic public policy and management firm since 1989. Chairman and Chief Executive Officer of Work Recovery, Inc., Tucson, AZ, an advanced rehabilitation technology firm, 1996 to 1998. Ms. Hardy was elected a Trustee on December 9, 1998.
Address: 11407 Stonewall Jackson Drive, Spotsylvania, VA 22553



LELAND F. MILES (74), Trustee
President Emeritus, University of Bridgeport (1987-Present); President University of Bridgeport (1974-1987); Director, United Illuminating Company. Mr. Miles as appointed a Trustee of the Trust on June 17, 1997.
Address: 332 North Cedar Road, Fairfield, CT 06430

A.M. MOODY III (61), Vice President & Trustee*
Senior Vice President, Wright and Winthrop; President, Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

LLOYD F. PIERCE (79), Trustee
Retired Vice Chairman (prior to 1984 - President), People's Bank, Bridgeport, CT; Member, Board of Trustees, People's Bank, Bridgeport, CT; Board of Directors, Southern Connecticut Gas Company; Chairman, Board of Directors, COSINE.
Address: 140 Snow Goose Court, Daytona Beach, FL 32119

RICHARD E. TABER (49), Trustee
Chairman and Chief Executive Officer of First County Bank, Stamford, CT (1989-present). Mr. Taber was appointed as a Trustee of the Trust on
 March 18, 1997.
Address: 117 Prospect Street, Stamford, CT 06901

RAYMOND VAN HOUTTE (73), Trustee
President Emeritus and Counselor of The Tompkins County Trust Co., Ithaca, NY (since January 1989); President and Chief Executive Officer, The Tompkins County Trust Company (1973-1988); President, New York State Bankers Association (1987-1988); Director, McGraw Housing Company, Inc., Deanco, Inc., Evaporated Metal Products and Tompkins County Area Development, Inc.
Address: One Strawberry Lane, Ithaca, NY 14850

JAMES L. O'CONNOR (53), Treasurer
Vice President of Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

JANET E. SANDERS (62), Assistant Secretary and Assistant Treasurer
Vice President of Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

A. JOHN MURPHY (35), Assistant Secretary
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994; employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on June 21, 1995.
Address: 24 Federal Street, Boston, MA 02110

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of Eaton Vance since February 1993. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust on June 21, 1995.
Address: 24 Federal Street, Boston, MA 02110

WILLIAM J. AUSTIN, JR. (46), Assistant Treasurer
Assistant Vice President of Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110


     All of the Trustees and officers, except Michael F. Flament, hold identical positions with The Wright Managed Income Trust, The Wright Managed Equity Trust, The Wright Equifund Equity Trust, Catholic Values Investment Trust and The Wright Blue Chip Master Portfolio Trust. The fees and expenses of those Trustees (Messrs. Miles, Pierce, Taber and Van Houtte and Ms. Hardy) who are not "interested persons" of the Trust and of Mr. Brigham are paid by the funds. They also receive additional payments from other investment companies for which Wright provides investment advisory services. The Trustees who are employees of Wright receive no compensation from the Trust. The Trust does not have a retirement plan for its Trustees. For Trustee compensation from the Trust for the fiscal year ended December 31, 1998 and for the total compensation paid to the Trustees from the Wright fund complex for the fiscal year ended December 31, 1998, see the following table.



                               COMPENSATION TABLE

                                      Aggregate Compensation            Pension          Estimated          Total
                                      from The Wright Managed          Benefits           Annual        Compensation
Trustees                              Blue Chip Series Trust            Accrued          Benefits          Paid(1)
------------------------------------------------------------------------------------------------------------------------------


H. Day Brigham, Jr.                                  $                   None              None              $
Winthrop S. Emmet(2)                                                     None              None
Dorcas Hardy                                                             None              None
Leland Miles                                                             None              None
Lloyd F. Pierce                                                          None              None
Richard E. Taber                                                         None              None
Raymond Van Houtte                                                       None              None


-------------------------------------------------------------------------------------------------------------------------------


(1) Total compensation paid is from The Wright Managed Blue Chip Series Trust (4 Portfolios) and the other funds in the Wright fund complex for a total of 25 funds.
(2) Mr. Emmet resigned as a trustee during the fiscal year ended December 31, 1998.

     The Trust's board of trustees has established an Independent Trustees' Committee consisting of all of the Independent Trustees who are Messrs. Miles, Pierce (Chairman), Taber and Van Houtte and Ms. Hardy. The responsibilities of the Independent Trustees' Committee include those of an audit committee for the financial governance of the Trust, a nominating committee for additional or replacement trustees of the Trust and a contract review committee for consideration of renewals or changes in the investment advisory agreements, distribution agreements and distribution plans and other agreements as appropriate.



The Investment Adviser


     The Trust has engaged Wright to act as the fund's investment adviser pursuant to an Investment Advisory Contract. Wright furnishes each fund with investment advice and management services. The Trustees of the Trust are responsible for the general oversight of the conduct of each fund's business. The School for Ethical Education, 1000 Lafayette Boulevard, Bridgeport, CT 06604, may be considered a controlling person of Wright's parent, Winthrop and Wright by reason of its ownership of more than 25% of the outstanding shares of Winthrop.


     Pursuant to the Investment Advisory Contract, Wright will carry out the investment and reinvestment of the assets of the funds, will furnish continuously an investment program with respect to the funds, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. Wright will furnish to the funds investment advice and management services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities. In addition, Wright has arranged for certain members of the Eaton Vance and Wright organizations to serve without salary as officers or Trustees of the Trust. In return for these services, each fund is obligated to pay a monthly advisory fee calculated at the rates set forth in the fund's current Prospectus.

     The following table sets forth the net assets of each fund at December 31, 1998, and the advisory fee earned during the fiscal years ended December 31, 1998, 1997 and 1996.

                                                            Net          For the Fiscal   For the Fiscal    For the Fiscal
                                                          Assets           Year Ended       Year Ended        Year Ended
PORTFOLIOS                                               12/31/98           12/31/98         12/31/97          12/31/96
-----------------------------------------------------------------------------------------------------------------------------

Wright Selected Blue Chip Portfolio (WSBCP) (1)             $                  $              $19,920           $16,989
Wright International Blue Chip Portfolio (WIBCP) (2)        $                  $              $11,960           $10,298
--------------------------------------------------------------------------------------------------------------------------------

(1) For the fiscal year ended December 31, 1997, WSBCP made a reduction of its advisory fee in the amount of $15,717. For the fiscal year ended December 31, 1996, WSBCP made a reduction of its advisory fee in the full amount of such fee and Wright was allocated $0 of expenses related to the operation of such fund.
(2) For the fiscal years ended December 31, 1997 and 1996, WIBCP made a reduction of its advisory fee in the full amount of such fee and Wright was allocated $21,630 and $15,486, respectively, of expenses related to the operation of such fund.


The Administrator

     The Trust has engaged Eaton Vance to act as the administrator for each fund. For its services under the Administration Agreement, Eaton Vance receives monthly administration fees based on the net assets of each fund at the annual rates set forth in the fund's current Prospectus. The following table sets forth the administration fees that would have been earned, absent a fee reduction, from each fund for the fiscal years ended December 31, 1998, 1997 and 1996.

                                                                                  Administration Fees Paid
                                                                            for the Fiscal Year Ended December 31
     PORTFOLIOS                                                        1998                  1997               1996(1)
------------------------------------------------------------------------------------------------------------------------------

     Wright Selected Blue Chip Portfolio (WSBCP)                         $                $1,532                 $1,307
     Wright International Blue Chip Portfolio (WIBCP)                    $                $  747(1)               $ 644

-------------------------------------------------------------------------------------------------------------------------------

(1) Eaton Vance made a reduction of the administration fee in the full amount.

     Eaton Vance and EV are both wholly owned subsidiaries of EVC. BMR is a wholly owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot, John
M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer and Mr. Gardner is vice chairman of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Gardner, Hawkes, Rowland, Alan R. Dynner , Thomas E. Faust, Jr., William M. Steul and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of ________ __, 1999, Messrs. Gardner and Hawkes each owned ___% of such voting trust receipts, Messrs. Rowland and Faust owned ___% and ___%, respectively, and Messrs. Dynner and Whitaker each owned ___% of such voting trust receipts. Messrs. Austin, Murphy, O'Connor and Woodbury and Ms. Sanders, who are officers of the Trust, are also members of the Eaton Vance, BMR and EV organizations. Eaton Vance will receive the fees paid under the Administration Agreements.


     In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC also owns approximately 21% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, EV, Eaton Vance and BMR may also enter into other businesses.


     The Trust's Investment Advisory Contract and Administration Agreement will remain in effect until February 28, 2000. The Trust's Investment Advisory Contract may be continued with respect to a fund from year to year thereafter so long as such continuance after February 28, 2000 is approved at least annually
(i) by the vote of a majority of the Trustees who are not "interested persons" of the Trust, Eaton Vance or Wright cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding shares of that fund. The Trust's Administration Agreement may be continued from year to year after February 28, 2000 so long as such continuance is approved annually by the vote of a majority of the Trustees. Each agreement may be terminated as to a fund at any time without penalty on sixty (60) days' written notice by the Board of Trustees or Directors of either party, or by vote of the majority of the outstanding shares of that fund, and each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Trust under such agreement on the part of Eaton Vance or Wright, Eaton Vance or Wright will not be liable to the Trust for any loss incurred.




                                    Custodian

     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts, acts as custodian for each of the funds. IBT, directly or through subcustodians, has the custody of all cash and securities of the funds, maintains the funds' general ledgers and computes daily the net asset value per share of each fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the funds' investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the funds.




                    Independent Certified Public Accountants

[     ] are the Trust's  independent  certified public  accountants,  providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.


                                  Legal Matters

     Certain legal matters are passed on for the Trust by Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109.

                                 NET ASSET VALUE

     Portfolio securities for which the primary market is on a domestic or foreign exchange or which are traded over-the-counter and quoted on the NASDAQ System will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be the over-the-counter market, will be valued at the most recently quoted bid price provided by the principal market makers.

     With respect to WIBCP, foreign securities traded outside the United States are generally valued as of the time their trading is completed, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of WIBCP's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Trustees. All securities and other assets of WIBCP initially quoted or denominated in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

     In the case of any  securities  which  are not  actively  traded,  reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     If any securities held by a fund are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The Trustees periodically review such procedures. The fair value of such securities is generally determined to be the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

     Notwithstanding the foregoing, short-term debt securities with maturities of 60 days or less will be valued at amortized cost.


                        PURCHASE AND REDEMPTION OF SHARES


     The shares of each fund are not offered to the public but may be purchased only by participating insurance companies for their Accounts allocable to Contracts. Within the limitations set forth in the appropriate Contract, Contractholders may direct a participating insurance company to purchase or redeem shares of any fund. Instructions for any such purchase or redemption of the shares of any fund must be made by a participating insurance company and Contractholders should not direct instructions or inquiries to the Trust. The terms and conditions of the Contracts and any limitations upon the funds in which the Accounts may invest are set forth in a separate prospectus.

     Subject to the foregoing, each fund sells its shares to participating insurance companies without a sales charge at the net asset value per share of such fund next determined after the purchase order is received. Each fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without notice, the offering of its shares.

     Shares of the funds may be redeemed on any day on which the Trust is open for business. Each fund redeems its shares at the net asset value per share of such fund next determined after the redemption request is received from a participating insurance company. Proceeds of any redemption are delivered to the participating insurance company within seven days after receipt of the redemption request. The right to redeem shares of a fund and to receive payment therefore may be suspended at times (a) when the securities markets are closed, other than customary weekend and holiday closings, (b) when trading is restricted for any reason, (c) when an emergency exists as a result of which disposal by such fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for such fund fairly to determine the value of its net assets, or (d) when the Securities and Exchange Commission by order permits a suspension of the right of redemption or a postponement of the date of payment or redemption.

     Although the funds normally intend to redeem shares in cash, each fund reserves the right to redeem shares by distributing securities in kind if deemed advisable by the Trustees. The value of any portfolio securities distributed upon redemption will be determined in the manner as described under "Net Asset Value." However, a fund will redeem shares in cash to the extent that the amount of a fund's shares to be redeemed for the benefit of any Contractholder within a 90-day period does not exceed the lesser of $250,000 or 1% of the aggregate net asset value of the fund at the beginning of such period. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur transaction costs upon the disposition of any such securities.



                                      TAXES

Federal Income Taxes

     In order to qualify as a regulated investment company as described in the Prospectus, a fund must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options and forward contracts) derived with respect to its business of investing in such stocks or securities and (2) diversify its holdings in compliance with the diversification requirements of Subchapter M of the Code so that, at the end of each quarter of the fund's taxable year, (a) at least 50% of the market value of the fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to not more than 5% of the value of the fund's total (gross) assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its total (gross) assets is invested in securities of any one issuer (other than U.S. Government securities) or certain other issuers controlled by the fund.

     As a regulated investment company, a fund will not be subject to federal income tax on net investment income and net capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its investment company taxable income (i.e., all of its net taxable income other than the excess, if any, of net long-term capital gain over net short-term capital loss ("net capital gain")), for the taxable year is distributed in accordance with applicable timing requirements, but will be subject to tax at regular corporate rates on any investment company taxable income or net capital gain that is not so distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been received by shareholders on December 31, if the dividend is paid in the following January. Each fund intends to satisfy the distribution requirement in each taxable year. A fund's distributions from investment company taxable income and net capital gain are generally treated as ordinary income and long-term capital gain, respectively, under the Code. Insurance companies should consult their own tax advisers regarding the tax rules governing their treatment upon receipt of these distributions and the proceeds of share redemptions (including exchanges).

     Each fund will not be subject to federal excise tax or the related distribution requirements for any taxable year in which all of its shares are held by segregated asset accounts of life insurance companies held in connection with variable contracts or are attributable to certain "seed money" in accordance with Section 4982(f) of the Code.

     Investment by a fund in the stock of a "passive foreign investment company" may cause the fund to recognize income prior to the receipt of distributions from such a company or to become subject to tax upon the receipt of certain excess distributions from, or upon disposition of its stock of, such a company, although an election may generally be available that would ameliorate some of these adverse tax consequences.

     Each fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on a fund by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each separate account and, because Section 817(h) and those regulations treat the assets of the fund as assets of the related separate account, the assets of a fund, that may be represented by any one, two, three and four investments. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in treatment of the variable contract holders other than as described in the applicable variable contract prospectus, including inclusion in ordinary income of income accrued under the contracts for the current and all prior taxable years. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

     The Trust may therefore find it necessary to take action to seek to ensure that a Contract continues to qualify as a Contract under federal tax laws, although the insurance company that maintains each segregated asset account is responsible for ensuring that the assets held in that account satisfy the diversification requirements of Section 817(h) of the Code and the applicable regulations and the Trust itself can control only the assets held within the funds. The Trust, for example, may be required to alter the investment objectives of a fund or substitute the shares of one fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected fund.

     The funds are not subject to Massachusetts corporate excise or franchise tax. Provided that a fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.


                              FINANCIAL HIGHLIGHTS



     The audited financial statements of, and the independent auditors' report for the funds and the Portfolios appear in the funds' most recent annual report to shareholders and are incorporated by reference into this Statement of Additional Information. A copy of the funds' annual report accompanies this Statement of Additional Information.

     Registrant incorporates by reference the audited financial information for the funds and the Portfolios for the fiscal year ended December 31, 1998 as previously filed electronically with the Securities and Exchange Commission (Accession Number ____________).

                                    APPENDIX


-------------------------------------------------------------------------------


Wright Quality Ratings

     Wright Quality Ratings provide a means by which Wright evaluates certain fundamental criteria for the measurement of the quality of an issuer's securities.

     Each rating is based on 32 individual measures of quality which can be grouped into four components: (1) Investment Acceptance, (2) Financial Strength,
(3) Profitability and Stability, and (4) Growth. The total rating is three letters and a numeral. The three letters measure (1) Investment Acceptance, (2) Financial Strength, and (3) Profitability and Stability. Each letter reflects a composite measurement of eight individual standards which are summarized as A:
Outstanding, B: Excellent, C: Good, D: Fair, L: Limited, and N: Not Rated. The numeral rating reflects Growth and is a composite of eight individual standards ranging from 0 to 20.


Equity Securities

     Investment Acceptance reflects the acceptability of a security by and its marketability among investors, and the liquidity of the market for such securities.

     Financial Strength represents the amount, adequacy and liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratio of invested equity capital to debt, the adequacy of net working capital, its fixed charges coverage ratio and other appropriate criteria.

     Profitability and Stability measures the record of a corporation's management in terms of (1) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (2) the profits or losses of the corporation during generally adverse economic periods, including its ability to withstand adverse financial developments.

     Growth measures the growth per common share of the corporation's equity capital, earnings, and dividends, rather than the corporation's overall growth of revenues and income.

     These ratings are determined by specific quantitative formulae. A distinguishing characteristic of these ratings is that The Wright Investment Committee must review and accept each rating. The Committee may reduce a computed rating of any company, but may not increase it.


Debt Securities

     Wright ratings for commercial paper, corporate bonds and bank certificates of deposit consist of the two central positions of the four position alphanumeric corporate equity rating. The two central positions represent those factors which are particularly relevant to fixed income and reserve investments.

     The first letter rating of the Wright four-part alphanumeric corporate rating is not included in the ratings of fixed income securities since it primarily reflects the adequacy of the floating supply of the company's common shares for the investment of substantial funds. The numeric growth rating is not included because this element is identified only with equity investments.


A-1 and P-1 Commercial Paper Ratings by Standard & Poor's and Moody's

     A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     `A': Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. The `A-1' designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     Issuers (or related supporting institutions) rated P-1 by Moody's have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

     -- Leading market positions in well-established industries.

     -- High rates of return on funds employed.

     -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information.


Bond Ratings

     In addition to Wright quality ratings, bonds or bond insurers may be expected to have credit risk ratings assigned by the two major rating companies, Moody's and Standard & Poor's. Moody's uses a nine-symbol system with Aaa being the highest rating and C the lowest. Standard & Poor's uses a 10-symbol system that ranges from AAA to D. Bonds within the top four categories of Moody's (Aaa, Aa, A, and Baa) and of Standard & Poor's (AAA, AA, A, and BBB) are considered to be of investment-grade quality. Only the top three grades are acceptable for the taxable Income funds and only the top two grades are acceptable for the tax-free Income funds. Note that both Standard & Poor's and Moody's currently give their highest rating to issuers insured by the American Municipal Bond Assurance Corporation (AMBAC) or by the Municipal Bond Investors Assurance Corporation
(MBIA).

     Bonds rated A by Standard & Poor's have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher-rated categories. The rating of AA is accorded to issues where the capacity to pay principal and interest is very strong and they differ from AAA issues only in small degree. The AAA rating indicates an extremely strong capacity to pay principal and interest.

     Bonds rated A by Moody's are judged by Moody's to possess many favorable investment attributes and are considered as upper medium grade obligations. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater degree or there may be other elements present which make the long-term risks appear somewhat larger. Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers.

                                         Statement of Additional Information
                                                                    __, 1999






                   CATHOLIC VALUES EQUITY INVESTMENT PORTFOLIO
                                   a series of
                    The Wright Managed Blue Chip Series Trust
                                24 Federal Street
                           Boston, Massachusetts 02110







                                Table of Contents

                                                                      PAGE


                  The Fund's Investment Objective and Policies..........2
                  Additional Information about the Trust................6
                  Investment Restrictions...............................6
                  Trustees, Officers and the Catholic Advisory Board....7
                  Control Persons and Principal Holders of Shares......10
                  Investment Advisory and Administrative Services......10
                  Custodian............................................12
                  Independent Certified Public Accountants.............12
                  Brokerage Allocation.................................12
                  Pricing of Shares....................................12
                  Taxes................................................13
                  Calculation of Performance and Yield Quotations......14
                  Appendix.............................................16






This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the current Prospectus of The Wright Managed Blue Chip Series Trust (the "Trust") offering shares of the Catholic Values Equity Investment Portfolio (the "fund"), dated September __, 1999, as supplemented from time to time, which is incorporated herein by reference. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge from Wright Investors' Service Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604 (Telephone:
888-974-9471).

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES


     The fund's objective is long-term growth of capital and reasonable current income. Reasonable current income means that amount of income that can be achieved, consistent with the Portfolio's goal of long-term growth of capital, from a predominantly equity portfolio. Unless otherwise defined herein, capitalized terms have the meaning given them in the Prospectus.

     The fund will, through continuous supervision by Wright Investors' Service, Inc. ("Wright" or the "Adviser") and the Catholic Advisory Board, pursue its objective by investing in a broadly diversified portfolio consisting primarily of equity securities of high-quality, well-established and profitable U.S. and non-U.S. companies that offer products or services and undertake activities that are consistent with the core teachings of the Catholic Church.

     How Investments are Selected. Securities selected for the fund are drawn from investment lists prepared by Wright and known as The Approved Wright Investment List (the "AWIL") and The International Approved Wright Investment List (the "International AWIL"). Securities drawn from these Investment Lists will be reviewed for compliance with the core teachings of the Catholic Church by the Catholic Advisory Board, which is appointed by the Board of Trustees of the Trust (the "trustees") and is made up of prominent lay members of the Catholic Church.

     The Approved Wright Investment Lists (AWIL and International AWIL). Wright systematically reviews about 5,200 U.S. companies and about 13,000 non-U.S. companies in The Worldscope(R) database which it developed. This review first identifies those companies which, on the basis of at least five years of audited records, meet the minimum standards of prudence (e.g., the value of the company's assets and shareholders' equity exceeds certain minimum standards and its operations have been profitable during the last three years) and thus are suitable for consideration by fiduciary investors. Companies meeting these requirements (about 2,300 companies) are considered by Wright to be suitable for prudent investment. They may be large or small, may have their securities traded on exchange or over the counter and may include companies not currently paying dividends on their shares.

     These approximately 2,300 companies are then subjected to extensive analysis and evaluation in order to identify those which meet Wright's 32 fundamental standards of Investment Quality. Only those companies which meet or exceed all of these standards (a subset of the 2,300 companies considered suitable for prudent investment) are eligible for selection by the Wright Investment Committee for inclusion in the Investment Lists. See the Appendix herein for a more detailed description of Wright Quality Ratings and the Investment Lists.

     All companies on the Investment Lists are, in the opinion of Wright, soundly financed with established records of earnings profitability and equity growth. All have established investment acceptance and active, liquid markets for their publicly owned shares. The companies on the Investment Lists will be referred to in this prospectus as "Blue Chips."

     The Catholic Advisory Board. The Catholic Advisory Board assures that the fund's investments are consistent with Catholic values. Each member of the Board is involved in various Catholic organizations and activities and is in contact with numerous Catholic institutions and Catholic clergy. Using the best publicly available information obtained by Wright, the Catholic Advisory Board will identify those companies recommended by Wright whose products, services and/or activities are substantially consistent with core Catholic Church teachings. In addition, information received from shareholders, secondary materials, and general input from interested sources is consistently reviewed and evaluated. The result is continuous dialogue, continuous information input, continuous review, and thus continuous evaluation. It is believed that independent thinking and independent information support a portfolio that adheres to Catholic doctrine while balancing changes in the market place, changes in informational input, and changes in value systems. Thus, the fund combines Catholic values with investment values.

     The Catholic Advisory Board will have sole discretion to determine which companies meet the fund's religious criteria. Wright will be solely responsible for evaluating the investment merits of the fund's holdings. When a company is found not to be in compliance with core Catholic teachings, Wright is asked to remove it from the fund's holdings. This policy may cause the fund to dispose of a security at a time when it may be disadvantageous from an investment viewpoint to do so.

     Because the fund will consider for investment only securities which meet the fund's investment and religious criteria, the return on securities chosen may be lower than if the fund considered only investment criteria when selecting investments. However, Wright does not expect there to be a material effect on the performance.

     Primary Investments. The fund will, under normal market conditions, invest at least 80% of its net assets in equity securities of Blue Chip companies, including common stocks, preferred stocks, warrants and securities convertible into stock.

     As a matter of nonfundamental policy, it is expected that the fund will normally be fully invested in equity securities. However, the fund may invest up to 20% of its net assets in the short-term debt securities described under "Defensive and Certain Short-Term Investments." In addition, for temporary defensive purposes the fund may hold cash or invest more than 20% of its net assets in these short-term debt securities.


DESCRIPTION OF INVESTMENTS

     U.S. Government, Agency and Instrumentality Securities - U.S. Government securities in which the fund may invest are short-term obligations issued by the Treasury and include bills, certificates of indebtedness, notes, and bonds. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association ("GNMA"), the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association ("FNMA").

     The fund has no current intention of investing in securities issued by GNMA or FNMA or in any other mortgage-backed securities.


     Foreign Investments -- The fund may invest up to 30% of its total assets in equity securities of foreign companies that are on the International AWIL and that are traded on a securities market of the country in which the company is located or other foreign securities exchanges. In addition, the fund may purchase securities in the form of American Depositary Receipts ("ADRs") or similar securities representing interests in an underlying foreign security. ADRs are not necessarily denominated in the same currency as the underlying foreign securities. If an ADR is not sponsored by the issuer of the underlying foreign security, the institution issuing the ADR may have reduced access to information about the issuer.

     Investments in foreign securities involve risks in addition to those associated with investments in the securities of U.S. issuers. These risks include less publicly available financial and other information about foreign companies; less rigorous securities regulation; the potential imposition of currency controls, foreign withholding and other taxes; and war, expropriation or other adverse governmental actions. Foreign equity markets may be less liquid than United States markets and may be subject to delays in the settlement of portfolio transactions. Brokerage commissions and other transaction costs in foreign markets tend to be higher than in the United States. The value of foreign securities denominated in a foreign currency will vary in accordance with changes in currency exchange rates, which can be volatile. In addition, the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities. These considerations generally are of greater concern in developing countries.


     Repurchase Agreements - The fund may invest in repurchase agreements, which involve purchase of U.S. Government securities. At the same time the fund purchases the security, it resells it to the vendor (a member bank of the Federal Reserve System or recognized securities dealer that meets Wright credit standards), and is obligated to redeliver the security to the vendor on an agreed-upon date in the future. The resale price exceeds the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the fund to earn a return on cash which is only temporarily available. The fund's risk is the ability of the vendor to pay an agreed-upon sum upon the delivery date. The fund believes this risk is limited to the difference between the market value of the security and the repurchase price provided for in the repurchase agreement.

     Repurchase agreements must be fully collateralized at all times. In the event of a default or bankruptcy by a vendor under a repurchase agreement, the fund will seek to liquidate such collateral. However, the exercise of the right to liquidate such collateral could involve certain costs, delays and restrictions and is not ultimately assured. To the extent that proceeds from any sale upon a default of the obligations to repurchase are less than the repurchase price, the fund could suffer a loss.

     In all cases when entering into repurchase agreements with other than FDIC-insured depository institutions, the fund will take physical possession of the underlying collateral security, or will receive written confirmation of the purchase of the collateral security and a custodial or safekeeping receipt from a third party under a written bailment for hire contract, or will be the recorded owner of the collateral security through the Federal Reserve Book-Entry System.


     Defensive and Certain Short-Term Investments - Under normal market conditions up to 20% of the fund's net assets or, during periods of unusual market conditions, when Wright believes that investing for temporary defensive purposes in appropriate, all or any portion of the fund's assets may be held in cash, money market instruments or other short-term obligations. These include short-term obligations issued or guaranteed as to interest and principle by the U.S. Government or any agency or instrumentality thereof (including repurchase agreement collateralized by such securities).

     The fund may invest in the following U.S. dollar denominated, high quality short-term obligations to the extent set forth above:


     Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

     Bankers' Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short-term credit needs. Commercial paper acquired by the fund must, at the date of investment, be rated A-1 by Standard & Poor's Ratings Group ("S&P") or P-1 by Moody's Investors Service, Inc. ( "Moody's"), or, if not rated by such rating organizations, be deemed by the trustees to be of comparable quality.

     Finance Company Paper - refers to promissory notes issued by finance companies in order to finance their short-term credit needs. Finance company paper must have the same ratings as commercial paper at the time of purchase. See "Commercial Paper" above.

     Corporate Obligations - include bonds and notes issued by corporations and other entities in order to finance short-term credit needs. Corporate obligations and other debt instruments in which the fund may invest must, at the date of investment, be rated AA or better by S&P or Aa or better by Moody's or, if not rated by such rating organizations, be deemed by the trustees to be of comparable quality.


     The fund may invest in instruments and obligations of banks that have other relationships with the fund, Wright or Eaton Vance. No preference will be shown towards investing in banks which have such relationships.

     The prices of fixed income securities vary inversely with interest rates. Therefore, the value of the fund's investments in convertible securities and short-term obligations will decline when interest rates are rising. The investment objective and, unless otherwise indicated, policies of the fund may be changed by the trustees without a vote of the fund's shareholders. The fund is not a complete investment program and there is no assurance that the fund will achieve its investment objective. The market price of securities held by the fund and the net asset value of the fund's shares will fluctuate in response to stock market developments and currency exchange rate fluctuations.


     "When Issued" Securities - Securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in terms of yield to maturity, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities may take place at a later date. Normally, the settlement date occurs 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time the fund enters into the purchase commitment. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. To the extent that assets of the fund are held in cash pending the settlement of a purchase of securities, the fund would earn no income; however, the fund intends to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, it is intended that such securities will be purchased for the fund with the purpose of actually acquiring them unless a sale appears to be desirable for investment reasons.

     At the time a commitment to purchase securities on a when-issued basis is made for the fund, the transaction will be recorded and the value of the security reflected in determining the fund's net asset value. The fund will establish a segregated account in which the fund will maintain cash and liquid securities equal in value to commitments for when-issued securities. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of the fund's when-issued commitments. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

     Securities purchased on a when-issued basis and the securities held by the fund are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates. (Thus, both positions will change in value in the same way, i.e., both experiencing  appreciation  when interest  rates decline and  depreciation  when interest rates rise.) Therefore, to the extent that the fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the market value of the fund's net assets than if only cash were set aside to pay for when-issued securities.

     The fund has no current intention of investing in when-issued securities.

     Illiquid and Restricted Securities - The fund may purchase securities that are not registered ( "restricted securities") under the Securities Act of 1933 ( "1933 Act"), including securities offered and sold to "qualified institutional buyers" ("QIB's") under Rule 144A under the 1933 Act. However, the fund will not invest more than 15% of its net assets in illiquid investments, which include repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities not eligible for resale to QIB's. If the value of the fund's illiquid investments increased to more than 15% of net assets, Wright would begin reducing these investments in an orderly manner to the extent necessary to comply with the 15% limit. If the Board of Trustees determines, based upon a continuing review of the trading markets for specific Rule 144A securities, that they are liquid, then such securities may be purchased without regard to the 15% limit. The trustees may adopt guidelines and delegate to Wright the daily function of monitoring and determining the liquidity of restricted securities. The trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The trustees will carefully monitor the fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information.

     The fund may acquire other restricted securities including securities for which market quotations are not readily available. These securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair market value as determined in good faith by the Trust's trustees.


     The fund does not currently intend to purchase restricted securities.

     Borrowing: Lending Portfolio Securities - The fund may borrow for temporary or emergency purposes in an amount up to one-third of the fund's total assets. The fund may lend portfolio securities with a value up to 30% of its total assets to enhance its income. The fund may pay reasonable fees in connection with securities loans. Wright will evaluate the creditworthiness of prospective institutional borrowers and monitor the adequacy of the collateral to reduce the risk of default by borrowers. The fund may seek to increase income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Securities and Exchange Commission, such loans are required to be secured continuously by collateral in cash or liquid securities maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. The fund would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The fund would not have the right to vote any securities having voting rights during the existence of a loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.


     The fund does not currently intend to engage in securities loans.


     Warrants and Convertible Securities - The fund may invest up to 5% of its net assets in warrants. Warrants acquired by the fund will entitle it to buy common stock at a specified price and time. The fund may invest up to 5% of its net assets in convertible securities. Convertible debt securities and convertible preferred stock entitle the fund to acquire the issuer's stock by exchange or purchase at a predetermined rate.


     Warrants are subject to the same market risks as stocks, but may be more volatile in price. The fund's investments in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration dates. Convertible securities are subject both to the credit and interest rate risks associated with debt obligations and to the stock market risk associated with equity securities. Convertible debt securities in which the fund may invest must, at the date of investment, be rated AA or better by S&P or Aa or better by Moody's or, if not rated by one of these rating organizations, be deemed by Wright to be of comparable quality.

     Interest Rate Risk - The market value of the U.S. Government securities, short-term investments and convertible securities in which the fund may invest varies inversely with changes in the prevailing levels of interest rates. For example, if interest rates rise after one of the foregoing securities has been purchased, the value of the security would decline.

     Short Sales - The fund may engage in short sales in order to profit from an anticipated decline in the value of a security. The fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which Wright believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the fund must borrow the security sold short to make delivery to the buyer. The fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced the fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The fund may only make short sales "against the box," meaning that the fund either owns the securities sold short or, by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.

     The fund has no current intention of engaging in short sales.

     Financial Futures Contracts and Related Options - The fund does not currently intend to purchase or sell financial futures contracts or related options.


     Diversification -- The fund is diversified and therefore may not, with respect to 75% of its total assets, (1) invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government securities, or
(2) acquire more than 10% of the outstanding voting securities of any one issuer. The fund will not concentrate (invest 25% or more of its total assets) in the securities of issuers in any one industry.


     Portfolio Turnover Rate - The fund estimates that its portfolio turnover rate will be approximately 22% per year.


                     ADDITIONAL INFORMATION ABOUT THE TRUST


     The Trust's Declaration of Trust may be amended with the affirmative vote of a majority of the outstanding shares of the Trust or, if only the interests of the fund are affected, a majority of the fund's outstanding shares. The trustees are authorized to make amendments to the Declaration of Trust that do not have a material adverse effect on the interests of shareholders. The Trust may be terminated (i) upon the sale of the Trust's assets to another investment company, if approved by the holders of two-thirds of the outstanding shares of the Trust, except that if the Trustees recommend such sale of assets, the approval by the vote of a majority of the Trust's outstanding shares will be sufficient, or (ii) upon liquidation and distribution of the assets of the Trust, if approved by a majority of its Trustees or by the vote of a majority of the Trust's outstanding shares. If not so terminated, the Trust may continue indefinitely.

     The Trust's Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; however, nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Trust has been advised by counsel that the risk of any shareholder incurring any liability for the obligations of a Trust is extremely remote. Wright does not consider this risk to be material.




                             INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the fund and may be changed only by the vote of a majority of the fund's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of (a) 67% of the shares of the fund if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the fund. Accordingly, the fund may not:

     (1) With respect to 75% of the total assets of the fund, purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the total voting securities of such issuer to be held by the fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940. In addition, the fund may not issue bonds, debentures or senior equity securities, other than shares of beneficial interest;

     (3) Purchase securities on margin (but the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

     (4) Underwrite or participate in the marketing of securities of others;

     (5) Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the fund's total assets, at market value at the time of such investment (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

     (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

     (7) Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities, except that the fund may purchase and sell financial futures contracts, options on financial futures contracts and all types of currency contracts; or

     (8) Make  loans  to any  person  except  by (a)  the  acquisition  of  debt
         securities  and  making   portfolio   investments   (b)  entering  into
         repurchase agreements or (c) lending portfolio securities.

     Notwithstanding the investment policies and restrictions of the fund, the fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the fund.

     The fund has adopted the following investment policy which may be changed without approval by the fund's shareholders. As a matter of nonfundamental policy, the fund will not invest more than 15% of net assets in illiquid investments.

     Except for the fund's investment policy with respect to borrowing money, if a percentage restriction contained in the fund's investment policies is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the value of portfolio securities or the fund's net assets will not be considered a violation of such restriction.



               TRUSTEES, OFFICERS AND THE CATHOLIC ADVISORY BOARD


Trustees and Officers

     The trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those trustees who are "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act") of the Trust, Wright, The Winthrop Corporation ("Winthrop"), Eaton Vance, Eaton Vance's wholly owned subsidiary, Boston Management and Research ("BMR"), Eaton Vance's parent company, Eaton Vance Corp. ("EVC"), or Eaton Vance's and BMR's trustee, Eaton Vance, Inc. ("EV") by virtue of their affiliation with either the Trust, Wright, Winthrop, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).

PETER M. DONOVAN (55), President and Trustee*
President, Chief Executive Officer and Director of Wright and Winthrop; Vice President, Treasurer and a Director of Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

H. DAY BRIGHAM, JR. (71), Vice President, Secretary and Trustee*
Retired, Vice President, Chairman of the Management Committee and Chief Legal Officer of Eaton Vance, BMR, EVC and EV and Director of EV and EVC; Director of Wright and Winthrop since February, 1997.
Address: 92 Reservoir Avenue, Chestnut Hill, MA 02167

JUDITH R. CORCHARD (59), Vice President and Trustee*
Executive Vice President, Investment Management: Senior Investment Officer; Chairman of the Investment Committee and Director of Wright and Winthrop. Ms. Corchard was appointed a Trustee of the Trust on December 10, 1997.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604


DORCAS R HARDY (52), Trustee
resident, Dorcas R. Hardy & Associates, an international and domestic public policy and management firm since 1989. Chairman and Chief Executive Officer of Work Recovery, Inc., Tucson AZ. an advanced rehabilitation technology firm, 1996 to 1998. Ms. Hardy was appointed as a Trustee on December 9, 1998.
Address: 11407 Stonewall Jackson Drive, Spotsylvania, VA 22553


LELAND F. MILES (74), Trustee
President  Emeritus,   University  of  Bridgeport   (1987-present);   President,
 University of Bridgeport (1974-1987); Director, United Illuminating Company.
Address: 332 North Cedar Road, Fairfield, CT 06430

A.M. MOODY, III (61), Vice President & Trustee*
Senior Vice President, Wright and Winthrop; President, Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

LLOYD F. PIERCE (79), Trustee
Retired Vice Chairman (prior to 1984 - President), People's Bank, Bridgeport, CT; Member, Board of Trustees, People's Bank, Bridgeport, CT; Board of Directors, Southern Connecticut Gas Company; Chairman, Board of Directors, COSINE (a software company).
Address: 140 Snow Goose Court, Daytona Beach, FL 32119

RICHARD E. TABER (49), Trustee
Chairman and Chief Executive Officer of First County Bank, Stamford, CT (1989-present). Mr. Taber was appointed a Trustee of the Trust on March 18, 1997.
Address: 117 Prospect Street, Stamford, CT 06904

RAYMOND VAN HOUTTE (73), Trustee
President Emeritus and Counselor of The Tompkins County Trust Company, Ithaca, NY (since January 1989); President and Chief Executive Officer, The Tompkins County Trust Company (1973-1988); President, New York State Bankers Association (1987-1988); Trustee Emeritus Paleontological Institution (since May, 1995).
Address: One Strawberry Lane, Ithaca, NY 14850

JAMES L. O'CONNOR (53), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

JANET E. SANDERS (62), Assistant Secretary and Assistant Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

WILLIAM J. AUSTIN, JR. (46), Assistant Treasurer
Assistant Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

A. JOHN MURPHY (35), Assistant Secretary
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994; employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of Eaton Vance, BMR and EV since February 1993. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

     All of the trustees and officers hold identical positions with The Wright Managed Equity Trust, The Wright Managed Income Trust, The Wright Equifund Equity Trust, The Wright Blue Chip Master Portfolio Trust and Catholic Values Investment Trust. Each trustee who is not an employee of Wright, Winthrop, Eaton Vance, its parents or subsidiaries, including Mr. Brigham, receives annual compensation from the Trust. The trustees who are employees of Wright receive no compensation from the Trust. Non-affiliated trustees, including Mr. Brigham, also receive additional payments from other investment companies for which Wright provides investment advisory services. The Trust does not have a retirement plan for the trustees. The fund will not compensate the Trustees for serving on the Board during the current fiscal year. See the "Compensation Table" below.


     The Board of Trustees has established an Independent Trustees' Committee consisting of all of the Independent Trustees, who are Messrs. Miles, Pierce (Chairman), Taber and Van Houtte and Ms. Hardy. The responsibilities of the Independent Trustees" Committee include those of an audit committee for the financial governance of the Trust, a nominating committee for additional or replacement trustees of the Trust and a contract review committee for consideration of renewals or changes in the investment advisory agreements, distribution agreements and distribution plans and other agreements as appropriate.



Catholic Advisory Board

     The members of the Catholic Advisory Board and their principal occupations during the past five years are set forth below. Each member of the Catholic Advisory Board may be contacted at the following address: The Wright Managed Blue Chip Series Trust, 24 Federal Street, Boston, Massachusetts 02110.

                  THOMAS P. MELADY (71), Chairman. Former U.S. Ambassador to Burundi and to the Holy See, President Emeritus of Sacred Heart University, author of 14 books and numerous articles.

                  MARGARET M. HECKLER (66), Eight term Congresswoman from the Massachusetts 10th District, former Secretary of the Department of Health and Human Services, former Ambassador to Ireland.

                  BOWIE K. KUHN (71), former Commissioner of Baseball.

                  TIMOTHY J. MAY (65), Senior Partner, Patton Boggs, L.L.P.

                  THOMAS S. MONAGHAN (61), President, CEO and Chairman of the Board of Domino's Pizza, Inc.

                  WILLIAM A. WILSON (83), former (and first) U.S. Ambassador to the Holy See.

     The members of the Catholic Advisory Board are paid by the fund. The Trust does not have a retirement plan for the Catholic Advisory Board members. The Catholic Advisory Board members serve the fund and Catholic Values Investment Trust. The fund will not compensate Catholic Advisory Board members for serving during the current fiscal year. See the following "Compensation Table."

                               COMPENSATION TABLE

                                             Aggregate              Pension or            Estimated              Total
                                         Compensation from          Retirement         Annual Benefits       Compensation
                                            the Fund(1)          Benefits Accrued      Upon Retirement          Paid(2)
--------------------------------------------------------------------------------------------------------------------------------


H. Day Brigham, Jr.                                  $                 None                 None                  $
Winthrop S. Emmet(3)                                                   None                 None
Dorcas Hardy                                                           None                 None
Leland Miles                                                           None                 None
Lloyd F. Pierce                                                        None                 None
Richard E. Taber                                                       None                 None
Raymond Van Houtte                                                     None                 None


---------------------------------------------------------------------------------------------------------------------------------


(1) For the fund's fiscal year ended December 31, 1998.
(2) Total compensation paid is for the year ended December 31, 1998 and includes service on the then-existing boards in the Wright fund complex (25 funds).
(3) Mr. Emmet retired as a trustee during the fiscal year ended December 31, 1998.



                                             Aggregate              Pension or            Estimated              Total
Catholic Advisory Board                  Compensation from          Retirement         Annual Benefits       Compensation
Members                                     the Fund(1)          Benefits Accrued      Upon Retirement          Paid(2)
--------------------------------------------------------------------------------------------------------------------------------

Thomas P. Melady                               None                      None              None              $
Margaret M. Heckler                            None                      None              None
Bowie K. Kuhn                                  None                      None              None
Timothy J. May                                 None                      None              None
Thomas S. Monaghan                             None                      None              None
William A. Wilson                              None                      None              None

---------------------------------------------------------------------------------------------------------------------------------

(1) For the fund's fiscal year ended December 31, 1998.
(2) Total compensation paid is for the year ended December 31, 1998 and includes service on the fund's advisory board and Catholic Values Investment Trust's advisory board.


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

     As of the date of this Statement of Additional Information, all of the outstanding shares of the fund are owned by Wright.


                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

     The fund has engaged Wright to act as the fund's investment adviser pursuant to an Investment Advisory Contract (the "Investment Advisory Contract"). Wright, acting under the general supervision of the trustees, furnishes the fund with investment advice and management services, as described below. The School for Ethical Education, 1000 Lafayette Boulevard, Bridgeport, CT 06604, may be considered a controlling person of Wright's parent, Winthrop, and Wright by reason of its ownership of more than 25% of the outstanding shares of Winthrop.

     Pursuant to the Investment Advisory Contract, Wright will carry out the investment and reinvestment of the assets of the fund, will furnish continuously an investment program with respect to the fund, will determine which securities should be purchased, sold or exchanged in consultation with the Catholic Advisory Board, and will implement such determinations. Wright will be solely responsible for evaluating the investment merits of the fund's portfolio investments. Wright will furnish to the fund investment advice and management services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities. In addition, Wright has arranged for certain members of the Eaton Vance and Wright organizations to serve without salary as officers or trustees of the Trust. In return for these services, the fund is obligated to pay a monthly advisory fee calculated at the rates set forth in the fund's current Prospectus. During the fiscal year ended December 31, 1998, the fund paid advisory fees of $______ to Wright.


     The fund has engaged Eaton Vance to act as its administrator pursuant to an Administration Agreement. For its services under the Administration Agreement, Eaton Vance receives monthly administration fees at the annual rates of x.xx% of the fund's average net assets.


     For  the  fiscal  year  ended   December  31,   1998,   the  fund  paid  an
administration fee equivalent to $________ to Eaton Vance.


     Eaton Vance and EV are both wholly owned subsidiaries of EVC. BMR is a wholly owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot, John
M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer and Mr. Gardner is vice chairman of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Gardner, Hawkes and Rowland, and Alan R. Dynner, Thomas E. Faust, Jr., William
M. Steul, and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of ________, 1999, Messrs. Gardner and Hawkes each owned __% of such voting trust receipts, Messrs. Rowland and Faust owned __% and __%, respectively, and Messrs. Dynner, Steul and Whitaker owned __% of such voting trust receipts. Messrs. Austin, Murphy, O'Connor and Woodbury and Ms. Sanders are officers of the Trust and are also members of the Eaton Vance, BMR and EV organizations. Eaton Vance will receive the fees paid under the Administration Agreement.

     Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC, EV, Eaton Vance and BMR may also enter into other businesses.

     The fund will be responsible for all of its expenses not expressly stated to be payable by Wright under its Investment Advisory Contract, including, without limitation, the fees and expenses of its custodian and transfer agent, including those incurred for determining the fund's net asset value and keeping the fund's books; the cost of share certificates; membership dues to investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements, and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; expenses of trustees not affiliated with Eaton Vance or Wright; and investment advisory and administration fees. The fund will also bear expenses incurred in connection with litigation in which the fund is a party and the legal obligation the fund may have to indemnify the officers and trustees of the Trust with respect thereto.


     The fund's Investment Advisory Contract and Administration Agreement will remain in effect until February 28, 2000. The Investment Advisory Contract may be continued from year to year thereafter so long as such continuance after February 28, 2000 is approved at least annually (i) by the vote of a majority of the trustees who are not "interested persons" of the Trust, Eaton Vance or Wright cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the board of trustees or by vote of a majority of the outstanding shares of the fund. The fund's Administration Agreement may be continued from year to year after February 28, 2000 so long as such continuance is approved annually by the vote of a majority of the trustees. Each agreement may be terminated at any time without penalty on sixty (60) days written notice by the board of trustees or directors of either party, or by vote of the majority of the outstanding shares of the fund. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the fund under such agreement on the part of Eaton Vance or Wright, neither Eaton Vance nor Wright, as the case may be, will be liable to the fund for any loss incurred.



                                    CUSTODIAN

     IBT, 200 Clarendon Street, Boston, MA 02116, acts as custodian for the fund. IBT has the custody of all cash and securities of the fund, maintains the fund's general ledgers and computes the daily net asset value per share. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the fund.



                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

[        ], is the Trust's independent certified  public  accountant, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.


                              BROKERAGE ALLOCATION

     Wright places the portfolio security transactions for the fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments and other investment advisory accounts. Wright seeks to execute portfolio security transactions on the most favorable terms and in the most effective manner possible. In seeking best execution, Wright will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the markets for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, experience and financial condition of the broker-dealer and the value and quality of service rendered by the broker-dealer in other transactions, and the reasonableness of the brokerage commission or markup, if any.

     It is expected that on frequent occasions there will be many broker-dealer firms which will meet the foregoing criteria for a particular transaction. In selecting among such firms, Wright may give consideration to those firms which supply brokerage and research services, quotations and statistical and other information to Wright for its use in servicing its advisory accounts. Wright may include firms which purchase investment services from Wright. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Such services and information may be useful and of value to Wright in servicing all or less than all of its accounts and the services and information furnished by a particular firm may not necessarily be used in connection with the account which paid brokerage commissions to such firm. The advisory fee paid by the fund to Wright is not reduced as a consequence of Wright's receipt of such services and information. While such services and information are not expected to reduce Wright's normal research activities and expenses, Wright would, through use of such services and information, avoid the additional expenses which would be incurred if it should attempt to develop comparable services and information through its own staff.

     Under the fund's Investment Advisory Contract, Wright has the authority to pay commissions on portfolio transactions for brokerage and research services exceeding that which other brokers or dealers might charge provided certain conditions are met. This authority will not be exercised, however, until the Prospectus or this Statement of Additional Information has been supplemented or amended to disclose the conditions under which Wright proposes to do so.

     The Investment Advisory Contract expressly recognizes the practices which are provided for in Section 28(e) of the Securities Exchange Act of 1934 by authorizing the selection of a broker or dealer which charges the fund a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if it is determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services which have been provided.



                                PRICING OF SHARES


     For a description of how the fund values its shares, see "Information About Your Account -- Determining Share Price [NAV]" in the fund's current Prospectus. The fund values securities with a remaining maturity of 60 days or less by the amortized cost method. The amortized cost method involves initially valuing a security at its cost (or its fair market value on the sixty-first day prior to maturity) and thereafter assuming a constant amortization to maturity of any discount or premium, without regard to unrealized appreciation or depreciation in the market value of the security.

     The fund values foreign securities, if any, on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the fund's net asset value.

     The fund will not price its securities on the following  national holidays:
New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.


                                      TAXES

     In order to qualify as a regulated investment company as described in the Prospectus, the fund must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options and forward contracts) derived with respect to its business of investing in such stocks or securities and (2) diversify its holdings in compliance with the diversification requirements of Subchapter M of the Code so that, at the end of each quarter of the fund's taxable year, (a) at least 50% of the market value of the fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to not more than 5% of the value of the fund's total (gross) assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its total (gross) assets is invested in securities of any one issuer (other than U.S. Government securities) or certain other issuers controlled by the fund.

     As a regulated investment company, the fund will not be subject to federal income tax on net investment income and net capital gains (short and long-term), if any, that it distributes to its shareholders if at least 90% of its investment company taxable income (i.e., all of its net taxable income other than the excess, if any, of net long-term capital gain over net short-term capital loss ("net capital gain"), for the taxable year is distributed in accordance with applicable timing requirements, but will be subject to tax at regular corporate rates on any investment company taxable income or net capital gain that is not so distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been received by shareholders on December 31, if the dividend is paid in the following January. The fund intends to satisfy the distribution requirement in each taxable year. The fund's distributions from investment company taxable income and net capital gain are generally treated as ordinary income and long-term capital gain, respectively, under the Code. Insurance companies should consult their own tax advisers regarding the tax rules governing their treatment upon receipt of these distributions and the proceeds of share redemptions (including exchanges).

     The fund will not be subject to federal excise tax or the related distribution requirements for any taxable year in which all of its shares are held by segregated asset accounts of life insurance companies held in connection with variable contracts or are attributable to certain "seed money" in accordance with Section 4982(f) of the Code.

     Investment by the fund in the stock of a "passive foreign investment company" may cause the fund to recognize income prior to the receipt of distributions from such a company or to become subject to tax upon the receipt of certain excess distributions from, or upon disposition of its stock of, such a company, although an election may generally be available that would ameliorate some of these adverse tax consequences.

     The fund intends to comply with the diversification requirements imposed by
Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the fund by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each separate account and, because Section 817(h) and those regulations treat the assets of the fund as assets of the related separate account, the assets of the fund, that may be represented by any one, two, three and four investments. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by the fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in treatment of the variable contract holders other than as described in the applicable variable contract prospectus, including inclusion in ordinary income of income accrued under the contracts for the current and all prior taxable years. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

     The Trust may therefore find it necessary to take action to seek to ensure that a Contract continues to qualify as a Contract under federal tax laws, although the insurance company that maintains each segregated asset account is responsible for ensuring that the assets held in that account satisfy the diversification requirements of Section 817(h) of the Code and the applicable regulations and the Trust itself can control only the assets held within the fund. The Trust, for example, may be required to alter the investment objectives of the fund or substitute the shares of one fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected fund. Failure by the fund to qualify as a regulated investment company would also subject the fund to federal and possibly state taxation of its income and gains, whether or not distributed to shareholders, and distributions would generally be treated as ordinary income to the extent of the fund's current or accumulated earnings and profits.

     The fund is not subject to Massachusetts corporate excise or franchise tax. Provided that the fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.


                 CALCULATION OF PERFORMANCE AND YIELD QUOTATIONS

     The average annual total return of the fund is determined for a particular period by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the maximum public offering price (i.e. net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     The yield of the fund is computed by dividing its net investment income per share earned during a recent 30-day period by the maximum offering price (i.e. net asset value) per share on the last day of the period and analyzing the resulting figure. Net investment income per share is equal to the fund's dividends and interest earned during the period, with the resulting number being divided by the average daily number of shares outstanding and entitled to receive dividends during the period.

     The fund's yield is calculated according to the following formula:
                                              6
                           Yield = 2 [(a-b + 1) - 1]
                                       ---
                                       cd
Where:

     a = dividends and interest earned during the period.

     b = expenses accrued for the period (after reductions).

     c = the average daily number of shares outstanding during the period.

     d = the net asset value per share on the last day of the period.

     Yield and effective yield will be based on historical earnings and are not intended to indicate future performance. Yield and effective yield will vary based on changes in market conditions and the level of expenses. The fund's yield or total return may be compared to the Consumer Price Index and various domestic securities indices. The fund's yield or total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

     From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. In addition, the performance of the fund may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth may also be cited (if the fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Analytical Services, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

     In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature, or in reports to shareholders of the fund. The performance of the fund will not be presented in advertisements or sales literature without also presenting the performance of the separate account.

                                    Appendix

-------------------------------------------------------------------------------


Wright Quality Ratings

     Wright Quality Ratings provide the means by which the fundamental criteria for the measurement of quality of an issuer's securities can be objectively evaluated.

     Each rating is based on 32 individual measures of quality grouped into four components: (1) Investment Acceptance, (2) Financial Strength, (3) Profitability and Stability, and (4) Growth. The total rating is three letters and a numeral. The three letters measure (1) Investment Acceptance, (2) Financial Strength, and
(3) Profitability and Stability. Each letter reflects a composite measurement of eight individual standards which are summarized as A: Outstanding, B: Excellent,
C: Good, D: Fair, L: Limited, and N: Not Rated. The numeral rating reflects Growth and is a composite of eight individual standards ranging from 0 to 20.


Equity Securities

     Investment Acceptance reflects the acceptability of a security by and its marketability among investors, and the adequacy of the floating supply of its common shares for the investment of substantial funds.

     Financial Strength represents the amount, adequacy and liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratio of invested equity capital to debt, the adequacy of net working capital, its fixed charges coverage ratio and other appropriate criteria.

     Profitability and Stability measures the record of a corporation's management in terms of (1)the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (2) the profits or losses of the corporation during generally adverse economic periods, including its ability to withstand adverse financial developments.

     Growth per common share of the corporation's equity capital, earnings, and dividends - rather than the corporation's overall growth of dollar sales and income.

     These ratings are determined by specific quantitative formulae. A distinguishing characteristic of these ratings is that The Wright Investment Committee must review and accept each rating. The Committee may reduce a computed rating of any company, but may not increase it.


Debt Securities

     Wright ratings for commercial paper, corporate bonds and bank certificates of deposit consist of the two central positions of the four position alphanumeric corporate equity rating. The two central positions represent those factors which are most applicable to fixed income and reserve investments. The first, Financial Strength, represents the amount, the adequacy and the liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratios of (a) invested equity capital, and (b) long-term debt, total of corporate capital, the adequacy of net working capital, fixed charges coverage ratio and other appropriate criteria. The second letter represents Profitability and Stability and measures the record of a corporation's management in terms of:
(a) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (b) the profits and losses of the corporation during generally adverse economic periods, and its ability to withstand adverse financial developments.

     The first letter rating of the Wright four-part alphanumeric corporate rating is not included in the ratings of fixed-income securities since it primarily reflects the adequacy of the floating supply of the company's common shares for the investment of substantial funds. The numeric growth rating is not included because this element is identified only with equity investments.

A-1 and P-1 Commercial Paper Ratings by S&P and Moody's

     An S&P Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     `A': Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. The `A-1' designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information.

     Issuers (or related supporting institutions) rated P-1 by Moody's have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

     -  Leading market positions in well-established industries.

     -  High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.


Bond Ratings

     In addition to Wright quality ratings, bonds or bond insurers may be expected to have credit risk ratings assigned by the two major rating companies, Moody's and S&P. Moody's uses a nine-symbol system with Aaa being the highest rating and C the lowest. S&P uses a 10-symbol system that ranges from AAA to D. Bonds within the top four categories of Moody's (Aaa, Aa, A and Baa) and of S&P (AAA, AA, A and BBB) are considered to be of investment-grade quality. Note that both S&P and Moody's currently give their highest rating to issuers insured by the American Municipal Bond Assurance Corporation (AMBAC) or by the Municipal Bond Investors Assurance Corporation (MBIA).

     Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher-rated categories. The rating of AA is accorded to issues where the capacity to pay principal and interest is very strong and they differ from AAA issues only in small degree. The AAA rating indicates an extremely strong capacity to pay principal and interest.

     Bonds rated A by Moody's are judged by Moody's to possess many favorable investment attributes and are considered as upper medium grade obligations. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater degree or there may be other elements present which make the long-term risks appear somewhat larger. Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers.

Note Ratings

     In addition to Wright quality ratings, municipal notes and other short-term loans may be assigned ratings by Moody's or S&P.

     Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group.

     S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. the designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

                                     PART C

                                Other Information


Item 23. Exhibits

         (a)  (1) Amended and Restated  Declaration of Trust dated September
                  16, 1993 filed as Exhibit (1)(a) to Post-Effective Amendment No. 4 filed April 30, 1997 and incorporated herein by reference.
              (2) Amended and Restated  Establishment  and Designation of Series
                  of Shares dated June 24, 1998, filed as Exhibit (a)(2) herewith.

         (b) (1) By-laws filed as Exhibit (2) to Post-Effective Amendment No. 4 filed April 30,1997 and incorporated herein by reference.
              (2) Amendment to By-laws dated June 24, 1998,  filed as Exhibit
                 (2)(b) to  Post-Effective  Amendment No. 6 filed on June
                  25, 1998 and incorporated herein by reference.

         (c)  Not Applicable

         (d) (1 Investment Advisory Contract dated September 23, 1998 between the Registrant on behalf of Wright Selected Blue Chip Portfolio and Wright International Blue Chip Portfolio and Wright Investors' Service, Inc. filed herewith as Exhibit
                  (d)(1).
              (2) Investment  Advisory  Contract dated September 8, 1998 between the Registrant on behalf of Catholic Values Equity Investment Portfolio and Wright Investors' Service, Inc., filed herewith as Exhibit (d)(2).
              (3) Amended  and  Restated  Administration  Agreement  between the
                  Registrant and Eaton Vance Management dated February 1, 1998 filed as Exhibit (5)(b) to Post-Effective Amendment No. 5 on April 29, 1998 and incorporated herein by reference.
              (4) Revised  Schedules  A  and  B  to  the  Amended  and  Restated
                  Administration Agreement between the Registrant and Eaton Vance Management, filed herewith as Exhibit (d)(4).

         (e)  Not Applicable

         (f)  Not Applicable

         (g) (1) Custodian Agreement dated August 10, 1993 with Investors Bank & Trust Company filed as Exhibit (8)(a) to Post-Effective Amendment No. 3 filed April 29, 1996 and incorporated herein by reference.
              (2) Amendment  dated  September  20,  1995  to  Master   Custodian
                  Agreement filed as Exhibit (8)(b) to Post-Effective Amendment No. 3 filed April 29, 1996 and incorporated herein by reference.
              (3) Form of Letter  Agreement to Master  Custodian  Agreement
                  filed as Exhibit (8)(c) to Post-Effective Amendment No. 6 filed on June 25, 1998 and incorporated herein by reference
              (4) Amendment  dated  September  24,  1997  to  Master  Custodian
                  Agreement filed herewith as Exhibit (g)(4).

         (h)  Not Applicable

         (i) Opinion of Hale and Dorr dated June 24, 1998 filed as Exhibit (10) to Post-Effective Amendment No. 6 filed on June 25, 1998 and incorporated herein by reference.

         (j)  Not Applicable

         (k)  Not Applicable

         (l)  Not Applicable

         (m)  Not Applicable

         (n) To be filed by Amendment.

         (o) Not applicable.

         (p) (1) Power of Attorney dated March 25, 1998 filed as Exhibit (17) to Post-Effective Amendment No. 5 on April 29, 1998 and incorporated herein by reference.
              (2) Power of Attorney  dated  December  9, 1998 filed  herewith as
                  Exhibit (p)(2).



Item 24.  Persons Controlled By or Under Common Control with Registrant

Not Applicable



Item 25.  Indemnification

Except for the Amended and Restated Declaration of Trust dated September 16, 1993 establishing the Registrant as a Trust under Massachusetts law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration of Trust provides that no Trustee or officer will be indemnified against any liability of which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.


Item 26.  Business and Other Connections of Investment Adviser

Reference is made to the information set forth under the caption "Management of the Trust" in the Statement of Additional Information, which information is incorporated herein by reference.



Item 27.  Principal Underwriter

Not Applicable.



Item 28.  Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are either in the possession and custody of the Registrant's administrator, Eaton Vance Management, 24 Federal
Street, Boston, MA 02110 or of the investment adviser, Wright Investors' Service, 1000 Lafayette Boulevard, Bridgeport, CT 06604. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Registrant's administrator, Eaton Vance Management, or of the investment adviser, Wright Investors' Service, Inc.

Item 29.  Management Services

Not Applicable


Item 30.  Undertakings

The annual report also contains performance information and is available to any recipient of the Prospectus upon request and without charge by writing to the Wright Investors' Service Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bridgeport, and State of Connecticut on the ____ day of February, 1999.

                                    THE WRIGHT MANAGED BLUE CHIP SERIES TRUST


                                     By:      Peter M. Donovan*
                                        -------------------------------
                                           Peter M. Donovan, President


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the ____ day of February, 1999.

SIGNATURE                            TITLE
-------------------------------------------------------------------------------

Peter M. Donovan*                   President
------------------      (Principal Executive Officer & Trustee)
Peter M. Donovan

James L. O'Connor*           Treasurer and Principal
------------------      Financial and Accounting Officer
James L. O'Connor

H. Day Brigham, Jr.*                Trustee
--------------------
H. Day Brigham, Jr.

Judith R. Corchard*                 Trustee
--------------------
Judith R. Corchard

Dorcas R. Hardy*                    Trustee
--------------------
Dorcas R. Hardy

Leland F. Miles*                    Trustee
--------------------
Leland F. Miles

A. M. Moody III*                    Trustee
--------------------
A. M. Moody III

Lloyd F. Pierce*                    Trustee
--------------------
Lloyd F. Pierce

Richard E. Taber*                   Trustee
--------------------
Richard E. Taber

Raymond Van Houtte*                 Trustee
--------------------
Raymond Van Houtte

* By: /s/ A. M. Moody III
--------------------------
A. M. Moody III
Attorney-in-Fact

                                  Exhibit Index


     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.       Description
-------------------------------------------------------------------------------

   (a) (2) Amended and Restated Establishment and Designation of Series of Shares dated June 24, 1998.

   (d)   (1)  Investment  Advisory  Contract  dated  September 23, 1998 between the Registrant on behalf of Wright Selected Blue Chip Portfolio and Wright International Blue Chip Portfolio.

   (d)   (2)  Investment  Advisory  Contract  dated  September  8, 1998 between the Registrant on behalf of Catholic Values Equity Investment Portfolio and Wright Investors' Service, Inc. filed herewith as Exhibit (d)(2).

   (d)   (4)  Revised  Schedules  A  and  B  to  Amended  and  Restated
              Administration Agreement between the Registrant and Eaton Vance Management.

   (g)   (4)  Amendment dated September 24, 1997 to Master Custodian Agreement.

   (p)   (2)  Power of Attorney dated December 9, 1998.